UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04474
Name of Registrant: Vanguard California Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: February 28, 2013
Item 1: Schedule of Investments

Vanguard California Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
California (99.9%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Branson School) VRDO	0.100%	3/7/13 LOC	6,750	6,750
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Francis Parker School
Project) VRDO	0.100%	3/7/13 LOC	16,880	16,880
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Institute for Defense
Analyses) VRDO	0.090%	3/7/13 LOC	11,945	11,945
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Lakeside Village
Apartments) VRDO	0.100%	3/7/13 LOC	55,000	55,000
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Marin Country Day
School) VRDO	0.080%	3/7/13 LOC	22,175	22,175
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Public Policy Institute)
VRDO	0.120%	3/7/13 LOC	12,705	12,705
Anaheim CA Housing Finance Agency Home
Mortgage Revenue VRDO	0.130%	3/7/13 LOC	5,485	5,485
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.100%	3/7/13	9,865	9,865
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.120%	3/7/13	21,140	21,140
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.140%	3/7/13	5,000	5,000
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.140%	3/7/13	9,320	9,320
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.060%	3/7/13 LOC	22,000	22,000
1 California Department of Water Resources
Water System Revenue (Central Valley
Project) TOB VRDO	0.110%	3/7/13	4,100	4,100
California Economic Recovery GO	5.250%	7/1/13 (ETM)	3,130	3,183
California Educational Facilities Authority
Revenue (California Institute of Technology)
VRDO	0.080%	3/7/13	55,800	55,800
California Educational Facilities Authority
Revenue (Stanford Hospital) CP	0.150%	7/16/13	15,000	15,000
1 California Educational Facilities Authority
Revenue (Stanford Hospital) TOB VRDO	0.100%	3/7/13	14,000	14,000
1 California Educational Facilities Authority
Revenue (Stanford Hospital) TOB VRDO	0.100%	3/7/13	5,800	5,800
California Educational Facilities Authority
Revenue (Stanford University) CP	0.210%	5/3/13	40,000	40,000

1	California Educational Facilities Authority
	Revenue (Stanford University) TOB PUT	0.300%	8/8/13	37,140	37,140
1	California Educational Facilities Authority
	Revenue (Stanford University) TOB VRDO	0.100%	3/7/13	4,445	4,445
1	California Educational Facilities Authority
	Revenue (University of Southern California)
	TOB PUT	0.260%	5/9/13	15,035	15,035
1	California Educational Facilities Authority
	Revenue (University of Southern California)
	TOB VRDO	0.100%	3/7/13	14,800	14,800
1	California Educational Facilities Authority
	Revenue (University of Southern California)
	TOB VRDO	0.120%	3/7/13	4,135	4,135
1	California GO TOB VRDO	0.120%	3/1/13	31,000	31,000
	California GO VRDO	0.070%	3/1/13 LOC	11,525	11,525
	California GO VRDO	0.070%	3/1/13 LOC	8,100	8,100
	California GO VRDO	0.080%	3/1/13 LOC	1,900	1,900
	California GO VRDO	0.090%	3/7/13 LOC	19,400	19,400
	California Health Facilities Financing Authority
	Revenue (Adventist Health System/West)
	VRDO	0.070%	3/1/13 LOC	3,600	3,600
	California Health Facilities Financing Authority
	Revenue (Catholic Healthcare West) VRDO	0.100%	3/7/13 LOC	6,725	6,725
	California Health Facilities Financing Authority
	Revenue (Children's Hospital of Orange
	County) VRDO	0.100%	3/7/13 LOC	16,000	16,000
	California Health Facilities Financing Authority
	Revenue (Children's Hospital of Orange
	County) VRDO	0.100%	3/7/13 LOC	21,700	21,700
[1,2] California Health Facilities Financing Authority
	Revenue (Kaiser Foundation Hospitals) TOB
	PUT	0.150%	5/1/13 LOC	35,000	35,000
	California Health Facilities Financing Authority
	Revenue (Memorial Health Services) VRDO	0.100%	3/7/13	60,500	60,500
	California Health Facilities Financing Authority
	Revenue (Scripps Health) VRDO	0.080%	3/7/13 LOC	12,020	12,020
	California Health Facilities Financing Authority
	Revenue (Scripps Health) VRDO	0.080%	3/7/13 LOC	4,200	4,200
1	California Health Facilities Financing Authority
	Revenue (St. Joseph Health System) TOB
	VRDO	0.100%	3/7/13	15,000	15,000
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.100%	3/7/13 (13)	12,210	12,210
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.110%	3/7/13	6,700	6,700
	California Housing Finance Agency Home
	Mortgage Revenue VRDO	0.080%	3/7/13 LOC	31,210	31,210
	California Housing Finance Agency Home
	Mortgage Revenue VRDO	0.080%	3/7/13 LOC	21,600	21,600
	California Housing Finance Agency Home
	Mortgage Revenue VRDO	0.120%	3/7/13 LOC	9,200	9,200
	California Infrastructure & Economic
	Development Bank Revenue (Academy of
	Motion Picture Arts & Sciences Obligated
	Group) VRDO	0.100%	3/7/13 LOC	35,000	35,000

California Infrastructure & Economic
Development Bank Revenue (Academy of
Sciences) VRDO	0.080%	3/1/13 LOC	10,325	10,325
California Infrastructure & Economic
Development Bank Revenue (American
National Red Cross) VRDO	0.100%	3/7/13 LOC	14,020	14,020
1 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.110%	3/1/13 (ETM)	66,185	66,185
California Infrastructure & Economic
Development Bank Revenue (Buck Institute
for Age Research) VRDO	0.100%	3/7/13 LOC	23,300	23,300
California Infrastructure & Economic
Development Bank Revenue (Clean Water
Revolving Fund)	3.000%	10/1/13	13,000	13,214
California Infrastructure & Economic
Development Bank Revenue (Prinsco Inc.
Project) VRDO	0.170%	3/7/13 LOC	6,200	6,200
California Municipal Finance Authority Revenue
(Notre Dame High School, San Jose) VRDO	0.150%	3/7/13 LOC	5,425	5,425
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.120%	3/1/13 LOC	34,250	34,250
1 California Public Works Board Lease Revenue
(Regents of The University of California) TOB
VRDO	0.100%	3/7/13	6,655	6,655
California RAN	2.500%	6/20/13	58,000	58,364
California School Cash Reserve Program
Authority Pool TRAN	2.000%	10/1/13	10,000	10,106
California School Cash Reserve Program
Authority Pool TRAN	2.000%	10/1/13	21,190	21,413
California School Cash Reserve Program
Authority Pool TRAN	2.000%	12/31/13	2,500	2,537
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.110%	3/7/13	125,970	125,970
California Statewide Communities Development
Authority Health Facility Revenue (Community
Hospital of the Monterey Peninsula)	5.250%	6/1/13 (Prere.)	7,500	7,593
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	5.500%	4/1/13 (Prere.)	7,000	7,031
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	4/1/13 (Prere.)	13,345	13,410
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Canyon Springs Apartments Project) VRDO	0.130%	3/7/13 LOC	10,105	10,105
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.100%	3/7/13 LOC	8,505	8,505
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Village Green Apartments) VRDO	0.110%	3/7/13 LOC	5,800	5,800
California Statewide Communities Development
Authority Revenue (Community Hospital of the
Monterey Peninsula) VRDO	0.100%	3/7/13 LOC	9,150	9,150

	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)
	VRDO	0.100%	3/7/13	15,800	15,800
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)
	VRDO	0.100%	3/7/13	107,150	107,150
	California Statewide Communities Development
	Authority Revenue (Los Angeles County
	Museum of Art Project) VRDO	0.100%	3/7/13 LOC	37,700	37,700
	California Statewide Communities Development
	Authority Revenue (Rady Children's Hospital -
	San Diego) VRDO	0.100%	3/7/13 LOC	25,000	25,000
1	California Statewide Communities Development
	Authority Revenue (Sutter Health) TOB VRDO	0.100%	3/7/13	39,313	39,313
1	California Statewide Communities Development
	Authority Revenue (Trinity Health) TOB VRDO	0.110%	3/7/13	2,175	2,175
	California Statewide Communities Development
	Authority Revenue (University of San Diego)
	VRDO	0.090%	3/7/13 LOC	23,280	23,280
1	Cerritos CA Community College District GO
	TOB VRDO	0.120%	3/7/13	7,845	7,845
	Chula Vista CA Multifamily Housing Revenue
	(Teresina Apartments) VRDO	0.100%	3/7/13 LOC	18,970	18,970
	Contra Costa CA Municipal Water District
	Revenue (Extendible) CP	0.190%	9/8/13	15,000	15,000
	Contra Costa County CA Multifamily Housing
	Revenue (Park Regency) VRDO	0.100%	3/7/13 LOC	47,200	47,200
	Contra Costa County CA Public Financing
	Authority Tax Allocation Revenue	5.625%	8/1/13 (Prere.)	2,115	2,163
1	Desert CA Community College District GO TOB
	VRDO	0.100%	3/7/13	22,000	22,000
	East Bay CA Municipal Utility District Water
	System Revenue	2.000%	6/1/13	18,625	18,710
	East Bay CA Municipal Utility District Water
	System Revenue (Extendible) CP	0.210%	9/9/13	21,500	21,500
	East Bay CA Municipal Utility District Water
	System Revenue (Extendible) CP	0.210%	9/14/13	4,500	4,500
	East Bay CA Municipal Utility District Water
	System Revenue (Extendible) CP	0.180%	10/6/13	5,000	5,000
	East Bay CA Municipal Utility District Water
	System Revenue (Extendible) CP	0.160%	10/19/13	20,000	20,000
	East Bay CA Municipal Utility District Water
	System Revenue (Extendible) CP	0.180%	11/4/13	20,800	20,800
	East Bay CA Municipal Utility District Water
	System Revenue (Extendible) CP	0.180%	11/9/13	16,600	16,600
	East Bay CA Municipal Utility District Water
	System Revenue (Extendible) CP	0.180%	11/9/13	12,200	12,200
	East Bay CA Municipal Utility District Water
	System Revenue (Extendible) CP	0.180%	11/16/13	13,500	13,500
	East Bay CA Municipal Utility District Water
	System Revenue (Extendible) CP	0.180%	11/22/13	26,300	26,300
2	East Bay CA Municipal Utility District Water
	System Revenue PUT	0.120%	3/1/13	12,900	12,900
2	East Bay CA Municipal Utility District Water
	System Revenue PUT	0.110%	12/3/13	11,000	11,000
[2,3] East Bay CA Municipal Utility District Water
	System Revenue PUT	0.110%	2/28/14	13,000	13,000

1 East Bay CA Municipal Utility District Water
System Revenue TOB VRDO	0.100%	3/7/13	9,260	9,260
1 Eastern California Municipal Water District
Water & Sewer COP TOB VRDO	0.120%	3/7/13	1,590	1,590
2 Eastern Municipal Water District CA Water &
Sewer Revenue PUT	0.130%	7/19/13	14,000	14,000
Escondido CA Community Development
(Escondido Promenade Project) COP VRDO	0.150%	3/7/13 LOC	9,400	9,400
Escondido CA Community Development
Multifamily Revenue (Heritage Park
Apartments) VRDO	0.130%	3/7/13 LOC	4,250	4,250
Freemont CA Union High School District TRAN	1.500%	6/28/13	10,500	10,543
Fremont CA COP VRDO	0.080%	3/7/13 LOC	22,470	22,470
Fremont CA COP VRDO	0.080%	3/7/13 LOC	8,945	8,945
Fremont CA COP VRDO	0.090%	3/7/13 LOC	5,000	5,000
1 Fresno CA Unified School District Revenue TOB
VRDO	0.100%	3/7/13	9,255	9,255
Garden Grove CA Housing Authority Multifamily
Housing Revenue (Valley View Senior Villas
Project) VRDO	0.120%	3/7/13 LOC	9,100	9,100
Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	4,375	4,447
Golden State Tobacco Securitization Corp.
California	7.800%	6/1/13 (Prere.)	6,075	6,191
1 Grossmont CA Healthcare District Revenue
TOB VRDO	0.100%	3/7/13	10,200	10,200
Hayward CA Housing Authority Multifamily
Housing Revenue (Barrington Hills
Apartments) VRDO	0.100%	3/7/13 LOC	3,350	3,350
Irvine CA Assessment District No. 89-10
Improvement Revenue (Northwest Irvine)
VRDO	0.080%	3/1/13 LOC	4,916	4,916
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.080%	3/1/13 LOC	9,854	9,854
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.080%	3/1/13 LOC	11,757	11,757
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.080%	3/1/13 LOC	3,022	3,022
2 Irvine CA Ranch Water District Revenue PUT	0.110%	3/4/14	8,520	8,520
2 Irvine CA Ranch Water District Revenue PUT	0.110%	3/4/14	8,570	8,570
Irvine CA Ranch Water District Revenue VRDO	0.090%	3/7/13 LOC	20,055	20,055
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.080%	3/1/13 LOC	5,200	5,200
Irvine CA Reassessment District No. 85-7A
Improvement Revenue VRDO	0.080%	3/1/13 LOC	18,315	18,315
Kern County CA TRAN	2.500%	6/28/13	25,000	25,185
Livermore CA COP VRDO	0.090%	3/7/13 LOC	13,515	13,515
Livermore CA Redevelopment Agency Multi-
Family Housing Revenue (Richards Manor)
VRDO	0.130%	3/7/13 LOC	4,770	4,770
1 Long Beach CA Harbor Revenue TOB VRDO	0.280%	3/7/13	15,740	15,740
Los Altos CA Union High School District TRAN	1.500%	6/28/13	5,500	5,523
1 Los Angeles CA Community College District GO
TOB VRDO	0.100%	3/7/13	9,575	9,575
1 Los Angeles CA Community College District GO
TOB VRDO	0.100%	3/7/13	3,500	3,500

1 Los Angeles CA Community College District GO
TOB VRDO	0.100%	3/7/13	15,940	15,940
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Academy Village Apartments) VRDO	0.100%	3/7/13 LOC	11,300	11,300
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Hollywood & Vine Apartments) VRDO	0.100%	3/7/13 LOC	19,200	19,200
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.100%	3/7/13	8,750	8,750
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.100%	3/7/13	6,600	6,600
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.120%	3/7/13	5,000	5,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.160%	3/7/13	7,975	7,975
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.160%	3/7/13	18,880	18,880
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.110%	3/1/13	1,290	1,290
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.100%	3/7/13	5,450	5,450
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.100%	3/7/13	4,360	4,360
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.110%	3/7/13 LOC	10,355	10,355
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.120%	3/7/13	7,495	7,495
Los Angeles CA Department of Water & Power
Revenue VRDO	0.070%	3/7/13	14,900	14,900
Los Angeles CA Department of Water & Power
Revenue VRDO	0.080%	3/7/13	8,650	8,650
Los Angeles CA Department of Water & Power
Revenue VRDO	0.080%	3/7/13	21,175	21,175
Los Angeles CA Department of Water & Power
Revenue VRDO	0.080%	3/7/13	32,400	32,400
Los Angeles CA Department of Water & Power
Revenue VRDO	0.090%	3/7/13	8,900	8,900
Los Angeles CA Harbor Department Revenue
(Extendible) CP	0.220%	3/6/13	20,000	20,000
Los Angeles CA Harbor Department Revenue
(Extendible) CP	0.180%	8/20/13	25,000	25,000
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	0.100%	3/7/13	3,895	3,895
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	0.120%	3/7/13	2,680	2,680
Los Angeles CA Multifamily Housing Revenue
(Beverly Park Apartments) VRDO	0.140%	3/7/13 LOC	15,500	15,500
Los Angeles CA Multifamily Housing Revenue
(Fountain Park Project) VRDO	0.100%	3/7/13 LOC	40,000	40,000
Los Angeles CA Multifamily Housing Revenue
(Queen Portfolio Apartments Project) VRDO	0.140%	3/7/13 LOC	6,895	6,895
Los Angeles CA Multifamily Housing Revenue
(San Regis Project) VRDO	0.120%	3/7/13 LOC	23,600	23,600
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	1,300	1,321
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	4,575	4,649
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	1,000	1,016

	Los Angeles CA Unified School District GO	5.250%	7/1/13 (Prere.)	3,205	3,259
1	Los Angeles CA Unified School District GO TOB
	VRDO	0.110%	3/7/13	9,060	9,060
1	Los Angeles CA Unified School District GO TOB
	VRDO	0.120%	3/7/13	6,660	6,660
1	Los Angeles CA Unified School District GO TOB
	VRDO	0.120%	3/7/13	9,995	9,995
	Los Angeles CA Wastewater System Revenue
	CP	0.150%	4/4/13 (LOC)	20,000	20,000
1	Los Angeles CA Wastewater System Revenue
	TOB VRDO	0.120%	3/7/13	7,500	7,500
[1,2] Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax Revenue
	TOB PUT	0.150%	4/1/13 LOC	29,800	29,800
	Los Angeles County CA Multifamily Housing
	Revenue (Valencia Village Project) VRDO	0.090%	3/7/13	6,325	6,325
1	Los Angeles County CA Sanitation Districts
	Financing Authority Capital Projects Revenue
	TOB VRDO	0.100%	3/7/13 LOC	10,440	10,440
	Los Angeles County CA Schools Pooled
	Financing Program TRAN	2.000%	9/30/13	3,000	3,032
	Los Angeles County CA Schools Pooled
	Financing Program TRAN	2.000%	11/29/13	1,500	1,520
	Los Angeles County CA Schools Pooled
	Financing Program TRAN	2.000%	12/31/13	3,500	3,551
	Los Angeles County CA Schools Pooled
	Financing Program TRAN	2.000%	1/31/14	5,000	5,082
	Los Angeles County CA TRAN	2.000%	3/29/13	22,500	22,531
	Los Angeles County CA TRAN	2.000%	6/28/13	75,000	75,439
1	Los Angeles County CA Unified School District
	GO TOB VRDO	0.120%	3/7/13	5,000	5,000
	Manteca CA Redevelopment Agency Tax
	Allocation Revenue VRDO	0.110%	3/1/13 LOC	13,050	13,050
2	Metropolitan Water District of Southern
	California Revenue PUT	0.110%	6/10/13	18,020	18,020
2	Metropolitan Water District of Southern
	California Revenue PUT	0.110%	8/30/13	6,440	6,440
1	Metropolitan Water District of Southern
	California Revenue TOB VRDO	0.120%	3/7/13	5,000	5,000
1	Metropolitan Water District of Southern
	California Revenue TOB VRDO	0.120%	3/7/13	6,435	6,435
	Metropolitan Water District of Southern
	California Revenue VRDO	0.080%	3/7/13	19,955	19,955
	Mission Viejo CA Community Development
	Financing Authority Revenue (Mission Viejo
	Mall Improvement)VRDO	0.100%	3/7/13 LOC	22,900	22,900
1	Newport Beach CA Revenue (Hoag Memorial
	Hospital Presbyterian) TOB VRDO	0.140%	3/7/13	7,200	7,200
	Newport Beach CA Revenue (Hoag Memorial
	Hospital Presbyterian) VRDO	0.100%	3/7/13 LOC	12,300	12,300
	Newport Beach CA Revenue (Hoag Memorial
	Hospital Presbyterian) VRDO	0.100%	3/7/13 LOC	3,100	3,100
1	Nuveen California Investment Quality Municipal
	Fund VRDP VRDO	0.200%	3/7/13 LOC	18,000	18,000
1	Nuveen California Performance Plus Municipal
	Fund VRDP VRDO	0.190%	3/7/13 LOC	15,000	15,000

1 Nuveen California Quality Income Municipal
Fund VRDP VRDO	0.190%	3/7/13 LOC	26,000	26,000
Nuveen Insured California AMT-Free Municipal
Income Fund VRDP VRDO	0.190%	3/7/13 LOC	32,000	32,000
Orange County CA Apartment Development
Revenue VRDO	0.080%	3/7/13 LOC	41,300	41,300
Orange County CA Apartment Development
Revenue VRDO	0.120%	3/7/13 LOC	9,550	9,550
Orange County CA Sanitation District COP	5.250%	8/1/13 (Prere.)	8,000	8,170
Orange County CA Sanitation District
Wastewater Revenue	3.000%	8/1/13	3,000	3,035
1 Orange County CA Water District Revenue TOB
VRDO	0.150%	3/7/13	9,000	9,000
Otay CA Water District (Capital Project) COP
VRDO	0.100%	3/7/13 LOC	8,010	8,010
1 Palomar Pomerado Health California GO TOB
VRDO	0.100%	3/7/13 LOC	5,260	5,260
1 Peralta CA Community College District Revenue
TOB VRDO	0.100%	3/7/13	15,000	15,000
Riverside County CA Industrial Development
Authority Empowerment Zone Facility
Revenue (Guy Evans Inc. Project) VRDO	0.120%	3/7/13 LOC	5,030	5,030
Riverside County CA Public Facility Project COP
VRDO	0.090%	3/7/13 LOC	7,500	7,500
Riverside County CA Teeter Notes	2.000%	10/16/13	40,000	40,438
Riverside County CA TRAN	2.000%	3/29/13	31,000	31,043
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/13 (Prere.)	12,140	12,400
Sacramento CA Municipal Utility District
Revenue VRDO	0.080%	3/7/13 LOC	33,000	33,000
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.120%	3/7/13 LOC	10,200	10,200
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.120%	3/7/13 LOC	12,300	12,300
San Bernardino County CA TRAN	2.000%	6/28/13	28,000	28,163
1 San Diego CA Community College District GO
TOB PUT	0.220%	8/1/13	4,100	4,100
1 San Diego CA Community College District GO
TOB VRDO	0.100%	3/7/13	5,710	5,710
1 San Diego CA Community College District GO
TOB VRDO	0.110%	3/7/13	5,000	5,000
1 San Diego CA Community College District GO
TOB VRDO	0.120%	3/7/13	5,000	5,000
San Diego CA County TRAN	2.000%	6/28/13	13,000	13,077
San Diego CA Housing Authority Multifamily
Housing Revenue (Bay Vista Apartments
Project) VRDO	0.100%	3/7/13 LOC	9,690	9,690
San Diego CA Housing Authority Multifamily
Housing Revenue (Canyon Rim Apartments)
VRDO	0.100%	3/7/13 LOC	32,440	32,440
1 San Diego CA Public Facilities Financing
Authority Sewer Revenue TOB VRDO	0.110%	3/7/13	8,280	8,280
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.120%	3/7/13	7,495	7,495
1 San Diego CA Unified School District GO TOB
PUT	0.260%	5/9/13	27,955	27,955

1 San Diego County CA Regional Transportation
Commission Sales Tax Revenue TOB PUT	0.220%	8/1/13	2,675	2,675
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.100%	3/7/13	8,925	8,925
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.120%	3/7/13	6,840	6,840
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.120%	3/7/13	9,500	9,500
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.120%	3/7/13	4,825	4,825
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.150%	3/7/13	9,800	9,800
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.150%	3/7/13	6,100	6,100
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.150%	3/7/13	6,500	6,500
San Diego County CA Water Authority Revenue
CP	0.130%	3/18/13	7,000	7,000
San Diego County CA Water Authority Revenue
CP	0.160%	4/2/13	17,500	17,500
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.120%	3/7/13	5,700	5,700
1 San Francisco CA City & County (Laguna
Honda Hospital) GO TOB VRDO	0.100%	3/7/13	2,700	2,700
San Francisco CA City & County Airport
Commission International Airport Revenue
VRDO	0.110%	3/7/13 LOC	8,000	8,000
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.110%	3/7/13 LOC	46,145	46,145
San Francisco CA City & County International
Airport Revenue VRDO	0.110%	3/7/13 LOC	2,400	2,400
San Francisco CA City & County International
Airport Revenue VRDO	0.110%	3/7/13 LOC	5,000	5,000
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	1.000%	10/1/13	32,805	32,966
1 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.120%	3/7/13	6,900	6,900
San Francisco CA City & County
Redevelopment Agency Multifamily Housing
Revenue (Third & Mission Streets) VRDO	0.080%	3/7/13 LOC	40,000	40,000
San Francisco Public Utility Commission CP	0.120%	3/13/13	12,500	12,500
San Francisco Public Utility Commission CP	0.120%	3/13/13	10,000	10,000
San Francisco Public Utility Commission CP	0.120%	3/14/13	6,700	6,700
San Jose CA Financing Authority Lease
Revenue CP	0.160%	6/3/13 (LOC)	13,128	13,128
San Jose CA Financing Authority Lease
Revenue CP	0.160%	6/3/13	13,127	13,127
1 San Jose CA Financing Authority Lease
Revenue TOB VRDO	0.120%	3/7/13 (13)	21,360	21,360
San Jose CA Multifamily Housing Revenue
(Cinnabar Commons) VRDO	0.100%	3/7/13 LOC	16,200	16,200
San Jose CA Multifamily Housing Revenue
(Raintree Apartments) VRDO	0.120%	3/7/13 LOC	10,000	10,000
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.140%	3/7/13	7,310	7,310

1 San Mateo County CA Community College
District GO TOB PUT	0.220%	8/1/13	10,860	10,860
1 San Mateo County CA Community College
District GO TOB VRDO	0.120%	3/7/13	4,315	4,315
San Ramon Valley CA Unified School District
GO	5.000%	8/1/13 (Prere.)	6,865	7,004
Santa Barbara County CA TRAN	2.000%	6/28/13	10,000	10,059
1 Sequoia CA Unified School District GO TOB
VRDO	0.140%	3/7/13	5,860	5,860
1 Sonoma County CA Junior College District GO
TOB VRDO	0.100%	3/7/13 LOC	30,490	30,490
1 Sunnyvale CA Wastewater Revenue TOB
VRDO	0.100%	3/7/13	4,220	4,220
1 Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) TOB VRDO	0.100%	3/7/13	7,100	7,100
University of California Regents CP	0.120%	3/20/13	22,500	22,500
University of California Regents Medical Center
Revenue VRDO	0.070%	3/1/13	6,730	6,730
University of California Revenue	4.750%	5/15/13 (Prere.)	7,950	8,105
University of California Revenue	5.000%	5/15/13 (ETM)	315	318
University of California Revenue	5.000%	5/15/13	5,145	5,196
1 University of California Revenue TOB VRDO	0.110%	3/1/13	2,500	2,500
1 University of California Revenue TOB VRDO	0.100%	3/7/13	10,875	10,875
1 University of California Revenue TOB VRDO	0.100%	3/7/13	6,655	6,655
1 University of California Revenue TOB VRDO	0.110%	3/7/13	16,695	16,695
1 University of California Revenue TOB VRDO	0.110%	3/7/13	7,300	7,300
1 University of California Revenue TOB VRDO	0.120%	3/7/13	2,190	2,190
1 University of California Revenue TOB VRDO	0.120%	3/7/13	3,495	3,495
1 University of California Revenue TOB VRDO	0.120%	3/7/13	6,000	6,000
1 University of California Revenue TOB VRDO	0.120%	3/7/13	3,470	3,470
1 University of California Revenue TOB VRDO	0.130%	3/7/13	8,800	8,800
1 University of California Revenue TOB VRDO	0.140%	3/7/13	9,579	9,579
Western Municipal Water District Facilities
Authority California Water Revenue VRDO	0.090%	3/7/13 LOC	19,275	19,275
Westlands CA Water District COP VRDO	0.090%	3/7/13 LOC	24,530	24,530
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.080%	3/7/13 LOC	4,900	4,900
				3,854,213
Puerto Rico (0.2%)
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.120%	3/7/13	7,325	7,325

Total Tax-Exempt Municipal Bonds (Cost $3,861,538)				3,861,538
Total Investments (100.1%) (Cost $3,861,538)				3,861,538
Other Assets and Liabilities-Net (-0.1%)				(3,215)
Net Assets (100%)				3,858,323

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the aggregate value of these securities was $1,033,482,000, representing 26.8% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 28, 2013.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.

California Tax-Exempt Money Market Fund

BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

California Tax-Exempt Money Market Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2013, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard California Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
California (99.6%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (899 Charleston Project)
VRDO	0.150%	3/1/13 LOC	2,540	2,540
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/37	4,565	5,103
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Odd Fellows Home)	5.000%	4/1/42	1,000	1,096
ABAG Finance Authority for Nonprofit Corps.
California Revenue (On Lok Senior Health
Services) VRDO	0.070%	3/7/13 LOC	4,000	4,000
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	4.000%	8/1/21	500	566
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/23	650	764
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	30,375	12,851
Alameda County CA Unified School District GO	0.000%	8/1/24 (4)	3,510	2,354
Alameda County CA Unified School District GO	0.000%	8/1/29 (4)	5,000	2,470
Anaheim CA Public Financing Authority
Revenue (Distribution System)	5.000%	10/1/21 (14)	3,390	3,473
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	4,750	5,039
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/24	5,500	6,756
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,250	7,627
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/34	5,000	5,639
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/34	1,500	1,714
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/39	15,050	16,896
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/42	5,000	5,602
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.625%	4/1/44	10,000	11,560
Cabrillo CA Community College District
Revenue	0.000%	5/1/26 (2)	9,000	4,863
California County CA Tobacco Securitization
Agency Revenue	5.450%	6/1/28	7,500	7,317
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	8,000	9,662
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	10,000	12,540
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	4,500	5,643
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	6,199

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	30,000	35,740
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/25	8,810	10,499
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/35	4,000	4,710
California Economic Recovery GO	5.000%	7/1/18	12,000	14,525
California Economic Recovery GO	5.000%	7/1/19	6,000	7,405
California Economic Recovery GO	5.000%	7/1/20	10,000	12,204
California Economic Recovery GO	5.250%	7/1/21	16,985	20,847
California Economic Recovery GO	5.000%	7/1/22	5,000	5,650
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	10/1/39	7,730	8,960
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	11/1/39	3,000	3,380
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/42	4,000	4,593
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/19	1,615	1,948
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,226
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/33	3,000	3,526
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/34	3,155	1,310
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/35	3,155	1,230
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/36	3,155	1,166
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/37	3,155	1,107
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/39	2,805	891
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/40	1,580	479
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	5,330	6,967
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/36	1,250	1,551
California Educational Facilities Authority
Revenue (University of Southern California)	4.750%	10/1/37	1,650	1,851
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/38	5,445	6,302
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/38	3,420	4,037
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/25	2,000	2,156
California GO	7.000%	11/1/13 (14)	65	66
California GO	5.250%	10/1/14 (14)	1,955	1,964
California GO	5.000%	10/1/18	9,000	10,891
California GO	5.000%	3/1/19	1,250	1,518
California GO	6.000%	4/1/19	1,690	2,157
California GO	6.000%	8/1/19 (3)	210	215
California GO	5.000%	10/1/19	10,070	12,345
California GO	5.000%	4/1/20	1,460	1,751

California GO	5.000%	9/1/21	11,000	13,702
California GO	5.250%	9/1/22	3,000	3,820
California GO	5.000%	11/1/22	1,000	1,173
California GO	5.250%	9/1/23	10,100	12,417
California GO	5.000%	3/1/25	7,000	8,273
California GO	5.125%	2/1/26	15,325	15,967
California GO	5.000%	6/1/26 (14)	20,000	22,876
California GO	5.250%	10/1/27	5,000	6,009
California GO	5.100%	11/1/27	1,475	1,751
California GO	5.000%	9/1/28	10,650	11,909
California GO	5.000%	9/1/28	2,500	2,897
California GO	5.250%	2/1/29	5,000	5,983
California GO	5.000%	9/1/29	5,125	5,894
California GO	5.000%	10/1/29	1,400	1,634
California GO	5.250%	10/1/29	4,700	5,572
California GO	5.250%	3/1/30	10,000	11,800
California GO	4.500%	8/1/30	5,000	5,409
California GO	5.250%	9/1/30	6,000	7,121
California GO	5.750%	4/1/31	15,875	18,971
California GO	5.000%	6/1/32	25,000	28,046
California GO	5.000%	9/1/32	1,045	1,207
California GO	6.000%	3/1/33	7,000	8,683
California GO	5.125%	4/1/33	8,500	9,625
California GO	6.500%	4/1/33	33,000	41,368
California GO	5.000%	6/1/34	7,000	7,450
California GO	5.250%	4/1/35	5,000	5,867
California GO	6.000%	11/1/35	10,000	12,326
California GO	5.000%	9/1/36	8,500	9,776
California GO	5.250%	3/1/38	13,565	15,263
California GO	6.000%	4/1/38	21,190	25,582
California GO	5.250%	8/1/38	10,000	11,349
California GO	5.500%	11/1/39	3,690	4,339
California GO	6.000%	11/1/39	2,700	3,300
California GO	5.500%	3/1/40	11,500	13,600
California GO	5.250%	11/1/40	11,000	12,907
California GO	5.000%	10/1/41	10,000	11,215
1 California GO TOB VRDO	0.110%	3/1/13	3,195	3,195
1 California GO TOB VRDO	0.120%	3/1/13	1,700	1,700
California GO VRDO	0.090%	3/7/13 LOC	5,000	5,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	3,000	3,554
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/33	2,500	2,501
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)
VRDO	0.070%	3/1/13 LOC	600	600
California Health Facilities Financing Authority
Revenue (Casa Colina)	6.125%	4/1/32	10,000	10,018
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,888
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	2,500	2,896
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	5,000	5,936
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/41	9,000	10,052

California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.120%	3/7/13 LOC	2,800	2,800
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,597
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/34	2,415	2,688
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/39	10,245	11,283
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	3,500	3,862
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/34	2,475	2,702
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.500%	11/1/38	3,000	3,686
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.250%	11/1/41	4,025	4,500
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/37	2,000	2,210
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/42	5,000	5,543
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	6,250	7,183
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/39	4,465	5,048
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/51	12,000	13,398
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	2,750	3,301
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/26	5,000	5,967
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/33	2,500	2,871
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.500%	10/1/33	2,000	2,425
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.500%	10/1/39	6,500	7,513
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/33	3,920	4,518
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/40	6,000	6,840
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	8,295
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/51	16,675	18,590
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/22	5,000	5,852
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	4,000	4,890
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	11/15/46	20,500	22,363
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/31 (14)	4,135	4,267

California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.500%	2/1/39	11,000	11,880
California Municipal Finance Authority Revenue
(University of La Verne)	5.250%	6/1/20	2,420	2,857
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.080%	3/1/13 LOC	7,600	7,600
California Public Works Board Lease Revenue
(Community Colleges)	5.000%	3/1/27 (14)	2,970	3,230
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/17	6,000	6,646
California Public Works Board Lease Revenue
(Department of Corrections)	6.500%	9/1/17 (2)	18,995	20,950
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	12/1/17 (14)	8,000	8,597
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	12/1/19 (14)	15,230	16,321
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/25	6,000	7,333
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	8,250	9,959
California Public Works Board Lease Revenue
(Office of Emergency Services)	5.000%	3/1/27 (14)	8,950	9,732
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/27 (14)	9,045	9,980
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/30	17,000	18,375
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	5,023
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	2,000	2,420
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	5,000	6,148
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/26	5,000	5,837
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,512
California State University Revenue Systemwide	5.250%	5/1/14 (Prere.)	3,510	3,717
California State University Revenue Systemwide	5.250%	5/1/14 (Prere.)	3,045	3,224
California State University Revenue Systemwide	5.250%	11/1/19 (4)	1,490	1,576
California State University Revenue Systemwide	5.000%	11/1/21 (2)	17,215	18,872
California State University Revenue Systemwide	5.000%	11/1/24	2,000	2,441
California State University Revenue Systemwide	5.750%	11/1/27	4,500	5,361
California State University Revenue Systemwide	5.250%	11/1/34	5,000	5,693
California State University Revenue Systemwide	5.000%	11/1/35 (14)	5,000	5,465
California State University Revenue Systemwide	5.000%	11/1/37	10,000	11,435
California State University Revenue Systemwide	5.250%	11/1/38	3,280	3,695
California Statewide Communities Development
Authority Health Facility Revenue (Adventist
Health System/West)	5.000%	3/1/35	8,000	8,497
California Statewide Communities Development
Authority Health Facility Revenue (Henry
Mayo Newhall Memorial Hospital)	5.000%	10/1/18	4,615	4,627
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	4/1/13 (Prere.)	8,500	8,545

California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	7,000	7,736
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.250%	7/1/30	5,000	5,271
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/42	1,500	1,630
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/47	2,000	2,169
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	8/15/34	5,390	5,891
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	4.750%	4/1/33	4,185	4,489
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	3/1/41	4,925	5,274
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	18,500	20,844
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	10,250	11,000
California Statewide Communities Development
Authority Revenue (Los Angeles County
Museum of Art Project) VRDO	0.100%	3/7/13 LOC	11,300	11,300
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	9,000	9,129
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.110%	3/7/13 LOC	8,900	8,900
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	2,500	2,936
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,000	12,404
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/38 (2)	2,900	3,241
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/38 (2)	3,490	3,901
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	11/15/38	4,250	4,753
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	7,500	8,432
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	4.875%	11/15/36	3,730	3,757
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,445
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/38	13,000	13,317
Cerritos CA Community College District GO	0.000%	8/1/34	4,000	1,516
Cerritos CA Community College District GO	0.000%	8/1/35	1,730	621
Cerritos CA Community College District GO	5.000%	8/1/38	7,000	7,945

1 Cerritos CA Community College District GO
TOB VRDO	0.100%	3/7/13	7,500	7,500
2 Chabot-Las Positas CA Community College
District GO	5.000%	8/1/25	5,000	6,002
Clovis CA Unified School District GO	0.000%	8/1/13 (14)	4,935	4,930
Clovis CA Unified School District GO	0.000%	8/1/16 (14)	2,865	2,758
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/24	1,085	1,322
East Bay CA Municipal Utility District Waste
Water System Revenue	5.000%	6/1/33 (2)	1,350	1,553
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32 (14)	15,765	17,957
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/36	10,000	11,679
East Bay CA Regional Park District Revenue	5.000%	9/1/25	2,000	2,386
East Bay CA Regional Park District Revenue	5.000%	9/1/27	4,070	4,801
East Side CA Union High School District GO	5.000%	8/1/37	5,655	6,345
El Camino CA Community College District GO	0.000%	8/1/33	3,500	1,503
El Camino CA Community College District GO	0.000%	8/1/34	5,000	2,044
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/27	1,000	1,123
Escondido CA Union High School District GO	0.000%	11/1/20 (14)	4,000	3,145
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/29 (2)	9,450	9,715
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/32 (2)	5,000	5,125
Fontana CA Unified School District GO	5.250%	8/1/14 (Prere.)	5,875	6,277
Fontana CA Unified School District GO	5.250%	8/1/31 (4)	240	254
Foothill-De Anza CA Community College District
GO	0.000%	8/1/17 (14)	3,000	2,854
Foothill-De Anza CA Community College District
GO	0.000%	8/1/22 (14)	3,850	2,996
Foothill-De Anza CA Community College District
GO	0.000%	8/1/23 (14)	3,590	2,602
Foothill-De Anza CA Community College District
GO	0.000%	8/1/25 (14)	2,390	1,578
Foothill-De Anza CA Community College District
GO	5.000%	8/1/40	10,000	11,471
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.875%	1/15/26	10,000	10,306
Fresno CA Airport Revenue	5.500%	7/1/30 (4)	1,500	1,503
Gavilan CA Joint Community College District
GO	5.500%	8/1/14 (Prere.)	3,315	3,563
Gavilan CA Joint Community College District
GO	5.500%	8/1/28 (2)	90	96
2 Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	5,000	5,386
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	4,000	4,055
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	24,000	24,375
Golden State Tobacco Securitization Corp.
California	5.125%	6/1/47	7,785	6,572
Golden State Tobacco Securitization Corp.
California	5.750%	6/1/47	5,000	4,661
Grossmont CA Healthcare District GO	6.125%	7/15/40	2,500	3,084
Grossmont CA Union High School District GO	0.000%	8/1/30	6,600	3,113

Hartnell CA Community College District GO	5.000%	8/1/13 (Prere.)	2,370	2,419
Hartnell CA Community College District GO	5.000%	8/1/13 (Prere.)	1,550	1,582
Hartnell CA Community College District GO	5.000%	8/1/13 (Prere.)	1,735	1,771
Huntington Beach CA Union High School District
GO	0.000%	8/1/30 (4)	8,340	4,077
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/30 (2)	5,500	5,749
Kern CA High School District GO	6.400%	8/1/14 (ETM)	1,490	1,621
Kern CA High School District GO	6.400%	8/1/15 (ETM)	1,645	1,886
Kern CA High School District GO	6.400%	8/1/16 (ETM)	1,815	2,185
Kern County CA GO	5.750%	8/1/35 (12)	2,000	2,261
Las Virgenes CA Unified School District GO	0.000%	9/1/26 (14)	6,140	3,722
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/20	6,155	6,372
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/21	2,500	2,575
Long Beach CA Community College District GO	0.000%	8/1/34	2,520	933
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.624%	11/15/26	1,800	1,592
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/37	2,500	3,041
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26 (2)	7,570	8,215
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31 (2)	4,015	4,275
Long Beach CA Harbor Revenue	5.000%	5/15/17 (14)	3,655	3,868
Los Angeles CA Community College District GO	5.500%	8/1/25	3,980	4,869
Los Angeles CA Community College District GO	5.000%	8/1/31 (4)	5,000	5,598
Los Angeles CA Community College District GO	5.000%	8/1/32 (14)	7,340	8,327
Los Angeles CA Community College District GO	6.000%	8/1/33	5,160	6,446
Los Angeles CA Community College District GO	5.250%	8/1/39	5,000	6,047
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	2,000	2,416
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/27	5,000	5,973
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	5,000	5,799
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,656
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	14,590	16,848
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	12,250	14,295
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.100%	3/7/13	840	840
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	2,500	3,083
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	4,070	4,750
2 Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	10,000	12,174
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29 (2)	10,000	11,357
2 Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	3,125	3,745
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30 (2)	16,000	18,143
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	5,000	5,670

Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/32	7,000	8,174
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34 (14)	5,995	6,329
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/34	3,000	3,503
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	3,000	3,504
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	10,000	11,681
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	5,000	5,720
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,545	1,796
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	7,365	8,505
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/38	1,890	2,196
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/39	2,000	2,332
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.110%	3/1/13	4,365	4,365
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.110%	3/1/13	2,155	2,155
Los Angeles CA Department of Water & Power
Revenue VRDO	0.070%	3/1/13	4,200	4,200
Los Angeles CA Department of Water & Power
Revenue VRDO	0.100%	3/7/13	2,400	2,400
Los Angeles CA GO	5.000%	9/1/22	11,155	13,870
Los Angeles CA GO	5.000%	9/1/31	5,785	6,714
Los Angeles CA TRAN	2.000%	6/27/13	16,000	16,098
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	10,000	10,167
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	2,655	3,012
Los Angeles CA Unified School District GO	5.000%	7/1/21	3,500	4,262
Los Angeles CA Unified School District GO	5.000%	7/1/24 (2)	9,745	10,956
Los Angeles CA Unified School District GO	5.000%	7/1/24 (2)	7,500	8,432
Los Angeles CA Unified School District GO	5.250%	7/1/24	6,275	7,590
Los Angeles CA Unified School District GO	5.250%	7/1/25	5,000	6,028
Los Angeles CA Unified School District GO	5.250%	7/1/28	7,000	8,444
Los Angeles CA Unified School District GO	5.000%	7/1/30 (3)	7,675	8,518
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	8,000	9,072
Los Angeles CA Unified School District GO	5.000%	1/1/34	5,000	5,634
Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	11,673
2 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	4,000	5,024
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/23	5,000	6,186
1 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue
TOB VRDO	0.110%	3/1/13	6,530	6,530
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/23 (14)	4,000	4,381
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24 (14)	4,000	4,381
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/25 (14)	1,265	1,385

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/37	2,750	3,109
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/42	3,400	3,818
Los Angeles County CA Public Works Financing
Authority Revenue	5.500%	10/1/18 (4)	1,660	1,865
Los Angeles County CA Sanitation Districts
Financing Authority Capital Projects Revenue	4.500%	10/1/42 (2)	2,500	2,579
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/14 (2)	1,000	953
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	1,539
Los Angeles County CA TRAN	2.000%	6/28/13	5,000	5,031
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	10,097
M-S-R California Energy Authority Revenue	6.500%	11/1/39	7,000	9,856
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.125%	7/1/13 (2)	1,795	1,825
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	11,220	13,865
Marin CA Municipal Water District Financing
Authority Water Revenue	5.000%	7/1/44	4,000	4,581
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,500	3,184
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/25	3,410	3,982
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/26	4,000	4,895
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/28	4,235	4,793
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/28	4,000	4,896
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	3,000	3,549
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/33	7,535	8,977
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/35	2,855	3,376
1 Metropolitan Water District of Southern
California Water Revenue TOB VRDO	0.110%	3/1/13	1,290	1,290
Modesto CA High School District GO	0.000%	8/1/17 (14)	3,000	2,784
Modesto CA High School District GO	0.000%	8/1/18 (14)	3,225	2,891
Modesto CA Irrigation District COP	5.500%	7/1/35	1,000	1,126
Modesto CA Irrigation District COP	5.000%	10/1/36 (2)	4,795	5,087
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/23	2,050	2,479
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	9,115	11,498
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/16 (4)	1,010	1,013
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/17 (4)	1,060	1,063
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/18 (4)	1,115	1,118
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/19 (4)	1,120	1,123
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/20 (4)	1,180	1,183
Mount Diablo CA Unified School District GO	5.000%	6/1/37	1,915	2,167

Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,010	3,226
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,170	3,397
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,335	3,574
New Haven CA Unified School District GO	12.000%	8/1/17 (4)	1,500	2,200
Newark CA Unified School District GO	0.000%	8/1/13 (4)	2,050	2,048
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/40	3,500	4,285
1 Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) TOB VRDO	0.140%	3/7/13	1,450	1,450
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) VRDO	0.100%	3/7/13 LOC	1,200	1,200
Newport Mesa CA Unified School District GO	0.000%	8/1/35	4,000	1,561
Newport Mesa CA Unified School District GO	0.000%	8/1/36	1,000	372
Newport Mesa CA Unified School District GO	0.000%	8/1/37	2,000	708
Newport Mesa CA Unified School District GO	0.000%	8/1/38	1,000	336
Northern California Gas Authority No. 1
Revenue	0.806%	7/1/17	17,000	16,483
Northern California Power Agency Revenue
(Hydroelectric Project)	6.300%	7/1/18 (14)	10,000	11,294
Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,810	2,507
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/27	3,255	3,878
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/32	1,155	1,337
Oakland CA GO	5.000%	1/15/31	3,550	4,000
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	2/1/14 (2)	1,020	1,044
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,865	4,334
Ohlone CA Community College District GO	5.250%	8/1/41	5,000	5,792
Orange County CA Water District Revenue	5.000%	8/15/41	6,855	7,780
Palmdale CA COP	5.250%	9/1/19 (14)	1,310	1,340
Palmdale CA COP	5.250%	9/1/20 (14)	1,450	1,483
Palmdale CA COP	5.250%	9/1/21 (14)	1,605	1,641
Palmdale CA COP	5.250%	9/1/22 (14)	1,765	1,805
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.250%	9/2/22	200	219
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/26	1,000	1,133
Palomar Pomerado Health California COP	6.000%	11/1/41	3,000	3,259
Palomar Pomerado Health California GO	4.500%	8/1/32 (14)	12,500	13,234
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	4,000	1,609
Palomar Pomerado Health System California
Revenue	5.375%	11/1/13 (14)	6,730	6,747
Pasadena CA Unified School District GO	5.000%	5/1/34	4,000	4,683
Peralta CA Community College District Revenue	5.000%	8/1/39	4,000	4,354
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.700%	8/1/13 (Prere.)	7,000	7,303
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/19 (2)	1,680	1,366

Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/21 (2)	2,920	2,126
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/22 (2)	3,825	2,612
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/24 (2)	1,000	604
Pomona CA Unified School District GO	5.600%	8/1/14 (ETM)	1,585	1,706
Pomona CA Unified School District GO	5.600%	8/1/15 (ETM)	2,000	2,254
Pomona CA Unified School District GO	5.600%	8/1/16 (ETM)	1,000	1,174
Pomona CA Unified School District GO	7.500%	8/1/17 (ETM)	2,540	3,295
Poway CA Unified School District GO	5.000%	9/1/25	1,840	2,057
Poway CA Unified School District GO	5.000%	8/1/27	5,575	6,637
Poway CA Unified School District GO	5.000%	9/1/27	2,060	2,264
Poway CA Unified School District GO	5.000%	9/1/31	1,375	1,487
Poway CA Unified School District GO	0.000%	8/1/33	5,010	2,007
Poway CA Unified School District GO	5.000%	9/1/33	1,000	1,078
Poway CA Unified School District GO	0.000%	8/1/34	8,130	3,088
Poway CA Unified School District GO	5.000%	9/1/36	700	747
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/24	785	898
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	1,035	1,164
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/47	12,000	12,276
Rancho Mirage CA Redevelopment Agency Tax
Allocation Revenue	5.125%	4/1/21 (14)	2,650	2,657
Rancho Mirage CA Redevelopment Agency Tax
Allocation Revenue	5.250%	4/1/26 (14)	2,905	2,910
Rancho Mirage CA Redevelopment Agency Tax
Allocation Revenue	5.250%	4/1/33 (14)	3,000	3,003
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/26 (2)	3,445	1,877
Rio Hondo CA Community College District GO	5.000%	8/1/30	6,655	7,519
Rio Hondo CA Community College District GO	0.000%	8/1/36	16,650	5,709
1 Riverside CA Electric Revenue TOB VRDO	0.110%	3/1/13	5,300	5,300
Riverside CA Unified School District Community
Facilities District No. 7 (Victoria Grove)
Special Tax Revenue	5.000%	9/1/31 (2)	4,000	4,144
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/21	1,280	1,496
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/22	1,335	1,563
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/24	1,440	1,647
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/28	1,795	2,003
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/29	1,880	2,097
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/32	1,375	1,510

Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/13 (14)	5,000	4,984
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/14 (14)	2,000	1,941
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/15 (14)	2,000	1,889
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.100%	3/7/13	5,265	5,265
Roseville CA Electric System Revenue	5.000%	2/1/37	4,500	4,973
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	620	700
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/22	1,440	1,648
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	2,450	2,822
Sacramento CA Financing Authority Lease
Revenue	5.375%	11/1/14 (2)	3,595	3,756
Sacramento CA Financing Authority Lease
Revenue	5.400%	11/1/20 (2)	6,785	7,810
Sacramento CA Municipal Utility District
Revenue	5.900%	7/1/20 (2)	15,850	20,092
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/31	1,175	1,375
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/32	1,195	1,391
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/33	1,450	1,683
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/36	3,000	3,307
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/42	5,000	5,485
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.120%	3/7/13	8,900	8,900
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/26 (14)	5,000	5,668
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/30 (14)	5,650	6,311
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	13,610	14,485
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/32	4,035	4,734
San Diego CA Community College District GO	5.250%	8/1/33	2,500	3,040
San Diego CA Community College District GO	0.000%	8/1/36	8,000	2,828
San Diego CA Community College District GO	5.000%	8/1/36	2,500	2,890
San Diego CA Community College District GO	0.000%	8/1/38	3,510	1,114
San Diego CA Community College District GO	5.000%	8/1/41	3,000	3,449
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/34	6,000	6,873
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/39	7,000	7,946
San Diego CA Public Facilities Financing
Authority Water Revenue	5.750%	8/1/35	2,500	3,001
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/38	1,500	1,714

San Diego CA Public Facilities Financing
Authority Water Revenue	5.500%	8/1/39	5,000	5,854
San Diego CA Unified School District GO	5.500%	7/1/24 (14)	10,000	12,969
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	9,000	11,690
San Diego CA Unified School District GO	0.000%	7/1/29	8,150	4,226
San Diego CA Unified School District GO	0.000%	7/1/30	1,500	727
San Diego CA Unified School District GO	0.000%	7/1/38	4,890	1,517
San Diego County CA COP	5.000%	2/1/28 (2)	2,000	2,152
San Diego County CA COP	5.000%	2/1/30 (2)	2,345	2,513
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	4,000	4,609
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,200	3,666
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	2,715	3,046
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/37	1,500	1,738
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/38	2,000	2,308
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/40	3,000	3,338
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/48	3,000	3,422
San Diego County CA Water Authority Revenue	5.000%	5/1/31	4,700	5,469
San Diego County CA Water Authority Revenue
COP	5.000%	5/1/26 (4)	7,275	8,394
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/35	15,000	17,162
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/36	2,625	3,073
1 San Francisco CA City & County (Laguna
Honda Hospital) GO TOB VRDO	0.100%	3/7/13	1,300	1,300
San Francisco CA City & County GO	5.000%	6/15/23	6,000	7,480
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20	5,315	6,527
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	5,220	6,251
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,065	2,430
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/29	12,680	15,260
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	8,430	10,174
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,100	1,314
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,205	1,440
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,275	1,501
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	2,605	2,991
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.750%	11/1/36 (4)	4,500	4,940
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/43	10,000	11,438

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.500%	8/1/39	2,000	2,315
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.750%	8/1/41	1,000	1,202
San Francisco CA City & County Unified School
District GO	5.250%	6/15/24	4,000	4,780
San Francisco CA City & County Unified School
District GO	5.000%	6/15/32	8,365	9,766
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	3,465
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,000	3,295
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/31 (14)	11,950	4,665
San Jose CA Airport Revenue	5.000%	3/1/33 (2)	4,000	4,241
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,270	1,320
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/30	850	939
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/35	2,750	3,016
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.500%	5/1/42	5,000	6,082
San Juan CA Unified School District GO	0.000%	8/1/13 (4)	2,220	2,218
San Juan CA Unified School District GO	0.000%	8/1/14 (4)	2,610	2,585
San Juan CA Unified School District GO	0.000%	8/1/16 (4)	2,000	1,902
San Juan CA Unified School District GO	0.000%	8/1/18 (4)	1,785	1,609
San Juan CA Unified School District GO	0.000%	8/1/19 (4)	2,210	1,928
San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	4,110
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	3,158
San Marcos CA Public Facilities Authority Tax
Allocation Revenue (Project Areas No. 2 &
No. 3 Financing Project)	5.000%	8/1/35 (2)	5,000	5,089
San Marcos CA Unified School District GO	0.000%	8/1/32	2,600	1,100
San Marcos CA Unified School District GO	5.000%	8/1/34	5,620	6,366
San Marcos CA Unified School District GO	5.000%	8/1/38	2,835	3,178
San Mateo County CA Community College
District GO	5.000%	9/1/31	5,000	5,634
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	6.500%	7/1/13 (14)	3,290	3,348
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/1/21 (14)	3,500	4,088
San Ramon Valley CA Unified School District
GO	0.000%	7/1/13 (14)	3,680	3,678
San Ramon Valley CA Unified School District
GO	0.000%	7/1/14 (14)	8,290	8,242
San Ramon Valley CA Unified School District
GO	0.000%	7/1/15 (14)	2,005	1,978
San Ramon Valley CA Unified School District
GO	5.000%	8/1/22	4,000	5,141

Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/16 (14)	5,345	6,029
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/17 (14)	2,000	2,310
Santa Clara CA Electric Revenue	5.000%	7/1/21 (14)	2,000	2,032
Santa Clara CA Electric Revenue	6.000%	7/1/31	3,000	3,660
Santa Clara CA Unified School District GO	5.000%	7/1/34	4,000	4,560
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.250%	5/15/36	5,000	5,685
2 Santa Clara County CA GO	5.000%	8/1/28	9,000	10,938
Santa Rosa CA Wastewater Revenue	6.000%	7/2/15 (2)	3,805	4,036
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	3,030	3,228
Santa Rosa CA Wastewater Revenue	5.000%	9/1/28	4,845	5,743
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,000	1,161
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	1,000	1,076
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/35	2,500	2,688
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue	5.000%	3/1/28	3,500	4,189
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/35 (14)	16,110	16,585
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,872
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/30	5,000	5,854
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,865	2,095
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	3,000	3,537
Southern California Public Power Authority
Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,880
1 Sweetwater CA Unified School District GO TOB
VRDO	0.130%	3/7/13 (13)	700	700
2 Temecula Valley CA Unified School District GO	0.000%	8/1/35	3,000	2,281
2 Temecula Valley CA Unified School District GO	0.000%	8/1/37	3,785	2,856
Tobacco Securitization Authority Revenue
(Northern California Tobacco Settlement)	5.375%	6/1/38	4,500	3,956
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	5.000%	6/1/37	2,155	1,906
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center)	5.000%	9/1/40	3,000	3,309
Turlock CA Irrigation District Revenue	5.000%	1/1/31	2,000	2,217
Turlock CA Irrigation District Revenue	5.000%	1/1/35	3,000	3,304
Turlock CA Irrigation District Revenue	5.500%	1/1/41	3,445	3,904
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	4,050	4,379
Ukiah CA Unified School District GO	0.000%	8/1/32 (10)	6,425	2,509
Union CA Elementary School District GO	0.000%	9/1/15 (14)	3,860	3,801
Union CA Elementary School District GO	0.000%	9/1/16 (14)	1,500	1,455
Union CA Elementary School District GO	0.000%	9/1/17 (14)	2,295	2,180
Union CA Elementary School District GO	0.000%	9/1/18 (14)	1,630	1,512
Union CA Elementary School District GO	0.000%	9/1/19 (14)	1,750	1,568

Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	1,981
Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,637
University of California Revenue	5.750%	5/15/25	7,000	8,577
University of California Revenue	4.750%	5/15/33	9,425	10,472
University of California Revenue	5.000%	5/15/33 (2)	10,000	10,095
University of California Revenue	5.000%	5/15/34	5,205	6,007
University of California Revenue	5.000%	5/15/34	3,220	3,703
University of California Revenue	5.000%	5/15/35	3,640	4,192
University of California Revenue	5.000%	5/15/37 (13)	6,000	6,743
University of California Revenue	5.250%	5/15/39	7,000	8,075
University of California Revenue	5.000%	5/15/40	2,395	2,742
University of California Revenue	5.000%	5/15/41	5,000	5,665
1 University of California Revenue TOB VRDO	0.110%	3/1/13	3,130	3,130
1 University of California Revenue TOB VRDO	0.110%	3/1/13	1,400	1,400
1 University of California Revenue TOB VRDO	0.140%	3/7/13	2,699	2,699
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	3,484	3,630
Ventura County CA Community College District
GO	5.500%	8/1/33	8,500	10,091
2 Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/38	3,000	3,369
Vista CA Unified School District GO	0.000%	8/1/28 (14)	7,425	3,772
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	2,000	2,187
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	10,000	10,861
Walnut Valley CA Unified School District GO	6.000%	8/1/14 (ETM)	2,205	2,386
Walnut Valley CA Unified School District GO	6.000%	8/1/15 (ETM)	2,470	2,797
Walnut Valley CA Unified School District GO	6.000%	8/1/16 (ETM)	2,690	3,171
Washington Township CA Health Care District
Revenue	5.000%	7/1/32	3,000	3,130
Washington Township CA Health Care District
Revenue	5.000%	7/1/37	3,500	3,628
West Contra Costa CA Unified School District
GO	5.250%	8/1/35 (4)	7,000	8,204
Westlands CA Water District Revenue	5.000%	9/1/34 (4)	2,000	2,306
Yuba City CA Unified School District GO	0.000%	9/1/15 (14)	1,870	1,826
Yuba City CA Unified School District GO	0.000%	9/1/17 (14)	2,060	1,900
Yuba City CA Unified School District GO	0.000%	9/1/19 (14)	2,270	1,927
				3,013,967
Puerto Rico (0.1%)
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (Prere.)	75	80
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.170%	3/7/13 LOC	1,510	1,510
				1,590
Total Tax-Exempt Municipal Bonds (Cost $2,749,311)				3,015,557
Total Investments (99.7%) (Cost $2,749,311)				3,015,557
Other Assets and Liabilities-Net (0.3%)				8,991
Net Assets (100%)				3,024,548

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the aggregate value of these securities was $45,064,000, representing 1.5% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 28, 2013.

KEY TO ABBREVIATIONS

California Long-Term Tax-Exempt Fund

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been

California Long-Term Tax-Exempt Fund

affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2013, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. At February 28, 2013, the cost of investment securities for tax purposes was $2,754,648,000. Net unrealized appreciation of investment securities for tax purposes was $260,909,000, consisting of unrealized gains of $262,851,000 on securities that had risen in value since their purchase and $1,942,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard California Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
California (100.0%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (899 Charleston Project)
VRDO	0.150%	3/1/13 LOC	8,390	8,390
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	2.150%	7/1/19	2,750	2,760
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	2.500%	7/1/19	2,140	2,147
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	3.000%	7/1/19	2,000	2,012
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	6.000%	7/1/31	2,750	3,243
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/20	850	1,018
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/22	555	673
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/23	1,000	1,202
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/24	1,265	1,500
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Odd Fellows Home)	5.000%	4/1/32	7,250	8,247
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/24	960	1,129
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/26	1,400	1,623
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/28	400	458
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	6.000%	8/1/30	1,120	1,379
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	6.375%	8/1/34	2,500	2,675
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/14 (2)	325	318
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/15 (2)	910	872
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/16 (2)	4,305	3,995
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	12,695	9,948
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	2,190	2,701
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/23	2,160	2,678
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/29 (2)	30,000	13,502

Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	9,110	3,854
Alameda County CA (Medical Center Project)
COP	5.250%	6/1/13 (ETM)	1,785	1,806
Alameda County CA (Medical Center Project)
COP	5.375%	6/1/14 (ETM)	1,880	1,985
Alameda County CA (Medical Center Project)
COP	5.375%	6/1/15 (ETM)	3,960	4,180
Alvord CA Unified School District GO	5.900%	2/1/21 (14)	2,230	2,713
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,801
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/21 (14)	4,425	5,000
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/22 (14)	4,660	5,230
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/24 (14)	5,175	5,729
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/25 (14)	5,450	6,017
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/30	5,585	6,601
Antioch CA Public Financing Authority
Reassessment Revenue	5.000%	9/2/13 (2)	2,275	2,281
Bakersfield CA Wastewater Revenue	5.000%	9/15/24 (4)	7,600	8,754
Bakersfield CA Wastewater Revenue VRDO	0.110%	3/7/13	5,600	5,600
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (10)	5,000	5,088
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	6,910	6,935
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	3,100	3,532
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	300	342
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	2,455	2,797
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	10,000	11,394
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	11,625	13,245
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	3,055	3,601
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	3,000	3,536
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18	2,610	3,043
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,250	7,627
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	15,000	17,952
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	7,000	8,334
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/29	11,280	13,606
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/30	15,000	17,778
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	8,000	9,425

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.006%	8/1/17	25,000	25,018
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	12,500	12,783
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.810%	10/1/19	5,000	4,997
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.810%	10/1/19	5,500	5,497
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.210%	4/1/24	5,000	4,998
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.120%	3/7/13	16,300	16,300
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.090%	3/7/13 LOC	900	900
Burbank CA Public Financing Authority Revenue
(Golden State Redevelopment Project)	5.250%	12/1/13 (2)	4,615	4,764
Cabrillo CA Community College District
Revenue	0.000%	8/1/13 (14)	2,590	2,587
Cabrillo CA Community College District
Revenue	0.000%	8/1/14 (14)	2,655	2,629
California Community College Financing
Authority TRAN	2.000%	6/28/13	8,000	8,036
California County CA Tobacco Securitization
Agency Revenue	5.250%	6/1/21	13,390	13,501
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/13	1,390	1,402
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	26,850	29,526
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	19,625	22,325
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	5,000	5,688
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	25,000	29,397
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	14,600	17,168
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	17,950	21,680
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	5,475	6,613
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	2,525	3,050
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	19,590	24,161
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	1,215	1,499
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	22,890	28,704
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	18,000	22,572
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	3,660	4,590
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	50,000	59,928
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	23,628

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	6,199
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	6,500	8,264
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	14,675	17,483
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	10,825	13,351
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/13	7,000	7,257
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/14 (Prere.)	180	195
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/14 (Prere.)	3,355	3,632
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20	1,250	1,582
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	5,645	7,219
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	6,000	7,730
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	5,000	5,970
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	8,565	10,198
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	8,800	10,628
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/27	3,900	4,841
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	3,350	4,090
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/28	4,505	5,590
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	3,530	4,288
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/29	4,640	5,743
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/30	2,720	3,287
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/30	1,850	2,287

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/31	3,910	4,702
California Economic Recovery GO	5.250%	7/1/13	20,000	20,347
California Economic Recovery GO	5.250%	7/1/14 (ETM)	3,385	3,613
California Economic Recovery GO	5.250%	7/1/14	11,615	12,386
California Economic Recovery GO	5.000%	7/1/18	29,770	36,035
California Economic Recovery GO	5.000%	7/1/19	32,330	39,899
California Economic Recovery GO	5.000%	7/1/20	43,810	53,467
California Economic Recovery GO	5.250%	7/1/21	45,385	55,705
California Economic Recovery GO	5.000%	7/1/22	16,280	18,395
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/14	360	380
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/15	380	415
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/16	400	451
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/20	790	872
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/23	1,195	1,295
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/24	380	410
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,226
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	10,000	13,070
2 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.080%	3/1/13	1,155	1,155
California GO	5.000%	3/1/13	20,640	20,648
California GO	5.000%	10/1/14	2,000	2,149
California GO	5.000%	11/1/14	1,390	1,499
California GO	5.000%	3/1/15	1,000	1,093
California GO	5.000%	4/1/15	15,400	16,889
California GO	5.000%	12/1/15	1,470	1,557
California GO	5.000%	4/1/17	11,000	12,862
California GO	5.250%	2/1/18 (14)	8,000	9,624
California GO	6.000%	2/1/18 (2)	6,240	7,745
California GO	5.000%	3/1/18	1,850	2,208
California GO	5.500%	4/1/18	20,000	24,416
1 California GO	1.010%	5/1/18	9,000	9,018
California GO	5.000%	8/1/18	1,895	2,194
California GO	5.000%	10/1/18	14,095	17,057
California GO	5.000%	10/1/18	20,000	24,203
California GO	5.500%	4/1/19	11,245	14,003
California GO	5.000%	5/1/19	10,000	10,921
California GO	5.000%	8/1/19	30,000	33,065
California GO	5.000%	10/1/19	21,000	25,744
California GO	5.000%	10/1/19 (14)	14,800	16,956
California GO	5.000%	2/1/20	2,950	3,618
California GO	5.250%	2/1/20	7,500	9,321
California GO	5.000%	3/1/20	55,285	59,820
California GO	5.000%	8/1/20	14,890	17,178
California GO	5.000%	9/1/20	26,810	33,213
California GO	5.000%	9/1/20	9,970	12,351
California GO	5.000%	10/1/20	10,555	13,094

California GO	5.000%	3/1/21	2,250	2,728
California GO	5.000%	4/1/21	2,240	2,781
California GO	5.500%	4/1/21	2,000	2,494
California GO	5.000%	9/1/21	13,700	17,066
California GO	5.000%	9/1/21	1,310	1,632
California GO	5.000%	10/1/21	2,575	3,210
California GO	5.000%	2/1/22	8,125	10,101
California GO	5.000%	6/1/22	12,000	13,033
California GO	5.000%	9/1/22	12,710	15,913
California GO	5.250%	9/1/22	17,400	22,159
California GO	5.000%	9/1/23	12,120	13,728
California GO	5.000%	9/1/23	7,000	8,662
California GO	5.250%	9/1/23	2,455	3,018
California GO	5.000%	10/1/23	12,500	14,192
California GO	5.000%	12/1/23	7,500	8,791
California GO	5.000%	3/1/24	3,000	3,569
California GO	5.000%	8/1/24 (4)	31,275	34,280
California GO	5.000%	8/1/24	10,100	11,543
California GO	5.000%	10/1/24	13,440	15,219
California GO	5.000%	11/1/24	6,000	6,994
California GO	5.000%	11/1/24	5,000	6,018
California GO	5.000%	12/1/24	2,000	2,329
California GO	5.000%	2/1/25	12,940	15,566
California GO	5.125%	3/1/25	2,000	2,311
California GO	5.000%	8/1/25	10,000	11,400
California GO	5.000%	9/1/25	1,500	1,743
California GO	5.000%	9/1/25	2,185	2,648
California GO	5.000%	11/1/25	1,500	1,793
California GO	5.000%	12/1/25	21,015	24,475
California GO	5.000%	3/1/26	5,000	5,543
California GO	5.000%	3/1/26	5,000	5,869
California GO	5.000%	4/1/26	27,480	31,648
California GO	5.000%	9/1/26	2,500	2,919
California GO	5.000%	11/1/26	7,500	8,894
California GO	5.000%	4/1/27	24,285	27,894
California GO	5.750%	4/1/27	31,455	38,003
California GO	4.500%	8/1/27	6,000	6,549
California GO	5.000%	9/1/27	5,500	6,421
California GO	5.250%	10/1/27	5,000	6,009
California GO	5.000%	3/1/28	10,855	11,525
California GO	5.750%	4/1/28	30,000	36,135
California GO	5.000%	6/1/28	10,005	10,887
California GO	5.000%	9/1/28	17,500	20,279
California GO	5.250%	9/1/28	6,000	7,171
California GO	5.250%	2/1/29	2,790	3,339
California GO	5.000%	9/1/29	6,000	7,003
California GO	5.000%	9/1/29	16,000	18,402
California GO	5.250%	3/1/30	20,000	23,600
California GO	4.500%	8/1/30	11,000	11,899
California GO	5.000%	9/1/30	10,000	11,622
California GO	5.000%	9/1/30	6,865	7,834
California GO	5.000%	3/1/31	5,535	6,092
California GO	5.750%	4/1/31	30,000	35,851
California GO	5.000%	2/1/32	2,540	2,939
California GO	6.000%	3/1/33	12,000	14,885
California GO	5.125%	4/1/33	6,550	7,417
California GO	6.500%	4/1/33	20,000	25,072

2 California GO TOB VRDO	0.110%	3/1/13	5,800	5,800
2 California GO TOB VRDO	0.120%	3/1/13	33,300	33,300
California GO VRDO	0.080%	3/1/13 LOC	4,300	4,300
California GO VRDO	0.090%	3/7/13 LOC	3,900	3,900
California GO VRDO	0.100%	3/7/13 LOC	10,200	10,200
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/16	2,170	2,178
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/19	1,025	1,029
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	5,700	6,753
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/26	2,000	2,363
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)
VRDO	0.070%	3/1/13 LOC	3,130	3,130
California Health Facilities Financing Authority
Revenue (California-Nevada Methodist
Homes)	5.000%	7/1/26	1,740	1,821
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/19	1,000	1,189
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/20	4,750	5,666
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/21	3,810	4,562
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	8,000	9,565
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/25	5,000	5,719
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	23,342
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	7,500	8,688
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/29	4,250	5,098
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	39,000	41,414
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	9,000	9,471
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/14	4,000	4,306
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/16	2,000	2,229
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	5,054
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/19	1,000	1,219
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20	2,100	2,573
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21	2,000	2,452
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/22	2,000	2,324
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,370	1,572
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/24	2,910	3,320

California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	2,890	3,189
1 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	1.910%	7/1/17	5,255	5,299
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.250%	11/1/29	5,000	6,122
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/31	2,000	2,256
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	4.000%	6/1/16	735	806
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/19	300	356
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/21	450	538
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/22	875	1,045
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/23	760	898
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/25	310	362
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/26	805	938
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/14	730	786
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/19	800	976
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/20	750	865
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/21	1,400	1,721
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/23	1,500	1,811
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/24	1,700	2,037
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/25	2,250	2,692
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	12,500	14,478
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/13 (Prere.)	2,280	2,331
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/13 (Prere.)	2,245	2,295
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/13 (Prere.)	2,515	2,571
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/13 (Prere.)	2,630	2,688
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	4.000%	8/15/19	500	580

California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/21	800	991
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/22	500	624
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	3.000%	10/1/14	550	574
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/18	1,320	1,595
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/19	1,500	1,749
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/19	1,000	1,229
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/20	1,800	2,092
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/20	1,000	1,233
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/21	1,000	1,164
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/21	1,000	1,246
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,593
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/22	2,400	2,991
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	6,077
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	6,001
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/24	3,000	3,684
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/28	4,000	4,855
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/20	500	601
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/26	6,000	7,141
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	2,115	2,339
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/17	2,515	2,957
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/18	3,000	3,615
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/25	750	892
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/27	850	996
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/28	1,175	1,368
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/32	1,000	1,141
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.080%	3/7/13 LOC	3,800	3,800
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	10,000	11,813

California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	15,000	16,015
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/13 (Prere.)	2,715	2,808
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/13 (Prere.)	3,000	3,102
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/13 (Prere.)	6,275	6,489
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/19	2,000	2,455
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	4.000%	8/15/21	2,250	2,623
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/23	1,830	2,272
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/20	2,200	2,711
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/21	1,275	1,588
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/22	1,090	1,340
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,750	5,688
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	4,500	5,318
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	5,000	6,112
2 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.120%	3/7/13	1,160	1,160
2 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.110%	3/1/13 (ETM)	19,910	19,910
California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust)	4.000%	10/1/15	1,400	1,532
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.610%	4/1/14	5,000	5,011
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.080%	3/1/13 LOC	7,100	7,100
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.080%	3/1/13 LOC	6,900	6,900
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/18 (14)	1,785	1,902
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/19 (14)	1,040	1,101
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/21 (14)	1,145	1,196
California Infrastructure & Economic
Development Bank Revenue (SRI
International) VRDO	0.120%	3/7/13 LOC	4,700	4,700

California Infrastructure & Economic
Development Bank Revenue (State Revolving
Fund)	5.000%	10/1/29	7,000	7,442
California Infrastructure & Economic
Development Bank Revenue (Workers'
Compensation Relief)	5.250%	10/1/13 (2)	18,000	18,510
California Infrastructure & Economic
Development Bank Revenue (Workers'
Compensation Relief)	5.250%	10/1/14 (2)	25,815	26,563
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.375%	2/1/29	16,600	18,076
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/16	1,000	1,109
California Municipal Finance Authority Revenue
(University of La Verne)	4.750%	6/1/18	2,325	2,637
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/19	2,375	2,750
California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	0.450%	4/1/13	15,000	15,000
California Pollution Control Financing Authority
Environmental Improvement Revenue (BP
West Coast Products LLC Project) PUT	2.600%	9/2/14	13,550	13,980
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.080%	3/1/13 LOC	6,900	6,900
California Pollution Control Financing Authority
Revenue (San Diego Gas & Electric Co.)	5.900%	6/1/14 (14)	17,135	18,337
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/20	3,895	4,186
California Public Works Board Lease Revenue
(Department of Corrections)	5.500%	12/1/13 (Prere.)	10,000	10,392
California Public Works Board Lease Revenue
(Department of Corrections)	5.500%	12/1/13 (Prere.)	10,000	10,392
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/15	1,250	1,375
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/16	7,160	8,128
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/16	3,785	4,344
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/18 (2)	27,790	30,715
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/21	3,975	4,341
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/21	5,000	6,038
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	5,210	6,323
California Public Works Board Lease Revenue
(Department of Corrections)	5.750%	10/1/31	6,000	7,156
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/27	5,000	6,089
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/15	1,500	1,590
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/17	8,000	8,482

California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/18	5,000	5,296
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	7,000	8,054
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	4,980	5,705
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	5,000	5,715
California Public Works Board Lease Revenue
(Regents of The University of California)	5.500%	6/1/14	5,140	5,309
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/18 (14)	10,310	12,353
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/20 (14)	7,670	9,467
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/20	2,015	2,483
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/21	1,650	2,047
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/25	5,765	6,236
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/26 (14)	9,010	9,981
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.300%	10/1/15 (2)	6,655	6,683
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.375%	10/1/16 (14)	4,750	4,770
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/13	2,000	2,064
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/14	4,745	5,111
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/15	1,500	1,634
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/16	6,395	7,359
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	4,000	4,805
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/20	5,000	6,012
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	5,400	6,711
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/22	1,500	1,830
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/22	2,645	3,280
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	5,023
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	1,000	1,210
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/24	2,000	2,383
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/25	3,560	4,189
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/30	3,000	3,405
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/31	3,000	3,392

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/31	5,000	5,930
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/32	11,465	13,047
California RAN	2.500%	6/20/13	39,000	39,273
California State University Revenue Systemwide	5.375%	5/1/13 (Prere.)	5,390	5,439
California State University Revenue Systemwide	5.000%	11/1/20	5,000	6,200
California State University Revenue Systemwide	5.250%	11/1/20	3,515	4,277
California State University Revenue Systemwide	5.000%	11/1/22 (2)	18,440	20,189
California State University Revenue Systemwide	5.000%	11/1/23	3,960	4,874
California State University Revenue Systemwide	5.000%	11/1/24	8,690	10,124
California State University Revenue Systemwide	5.000%	11/1/24	2,915	3,558
California State University Revenue Systemwide	5.000%	11/1/25	11,820	13,682
California State University Revenue Systemwide	5.000%	11/1/26	12,530	14,504
California State University Revenue Systemwide	5.000%	11/1/27	5,000	5,746
California State University Revenue Systemwide	5.000%	11/1/27	5,740	6,790
2 California State University Revenue Systemwide
TOB VRDO	0.190%	3/7/13 (12)	5,000	5,000
California Statewide Communities Development
Authority Health Facility Revenue (Adventist
Health System/West)	5.000%	3/1/25	14,975	16,066
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	4/1/13 (Prere.)	10,000	10,053
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	4/1/13 (Prere.)	6,920	6,957
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	4/1/13 (Prere.)	5,335	5,363
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	4/1/13 (Prere.)	7,780	7,821
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.)	4.500%	9/1/29	1,825	1,966
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	4.250%	11/1/16 (3)	15,000	16,515
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	4.250%	11/1/16 (3)	25,000	27,610
California Statewide Communities Development
Authority Revenue (American Baptist Homes)	2.100%	10/1/19	2,250	2,261
California Statewide Communities Development
Authority Revenue (American Baptist Homes)	2.400%	10/1/20	1,250	1,254
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	10,000	11,576
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/13	1,400	1,422
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.000%	7/1/22	5,155	5,519

California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/25	1,890	2,026
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/27	500	567
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/32	680	759
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	6,190	6,753
California Statewide Communities Development
Authority Revenue (Institute for Defense
Analyses) VRDO	0.110%	3/7/13 (2)LOC	3,265	3,265
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	14,890	15,651
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	8/1/31	3,200	3,585
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	6,000	6,937
California Statewide Communities Development
Authority Revenue (Lodi Memorial Hospital)	5.000%	12/1/22	8,000	8,826
California Statewide Communities Development
Authority Revenue (Lodi Memorial Hospital)	5.000%	12/1/27	7,500	8,088
California Statewide Communities Development
Authority Revenue (Los Angeles County
Museum of Art Project) VRDO	0.100%	3/7/13 LOC	2,500	2,500
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	28,000	28,401
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/20 (14)	2,440	2,696
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/23 (14)	5,285	5,840
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.110%	3/7/13 LOC	14,600	14,600
California Statewide Communities Development
Authority Revenue (Sherman Oaks Project)	5.500%	8/1/15 (2)	4,685	5,199
California Statewide Communities Development
Authority Revenue (St. Joseph Health
System)	4.500%	7/1/18 (4)	10,615	11,352
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/19	530	643
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/20	500	610
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/22	1,050	1,298
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	7,500	8,808
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,820	13,329

California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.000%	11/15/29	2,000	2,318
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.500%	5/15/26	5,000	5,480
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.125%	5/15/31	7,000	7,706
2 Central Basin Municipal Water District California
COP TOB VRDO	0.140%	3/7/13 (4)	7,500	7,500
Central CA Unified School District GO	5.500%	8/1/29 (12)	3,000	3,475
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/17	1,000	1,143
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/19	765	904
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.250%	7/1/20	1,025	1,238
Cerritos CA Community College District GO	0.000%	8/1/20	500	422
Cerritos CA Community College District GO	0.000%	8/1/22	500	371
Cerritos CA Community College District GO	0.000%	8/1/23	500	348
2 Cerritos CA Community College District GO
TOB VRDO	0.100%	3/7/13	5,500	5,500
3 Chabot-Las Positas CA Community College
District GO	5.000%	8/1/25	5,000	6,002
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	1,000	1,020
Clovis CA Unified School District GO	0.000%	8/1/18 (14)	3,645	3,319
Colton CA Public Financing Authority Electric
Revenue	5.000%	4/1/23	2,065	2,422
Colton CA Public Financing Authority Electric
Revenue	5.000%	4/1/24	1,665	1,939
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,295	1,328
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,460	1,498
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,645	1,687
Contra Costa CA Community College District
GO	5.000%	8/1/24	4,140	5,171
2 Contra Costa CA Community College District
GO TOB VRDO	0.120%	3/7/13	6,000	6,000
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/24	1,080	1,316
Contra Costa CA Transportation Authority Sales
Tax Revenue PUT	0.505%	12/15/15	12,000	11,996
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22 (14)	15,300	16,953
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/21	500	575
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	500	577
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,531
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,601
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	1,263

Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	696
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	836
Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	921
Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	852
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	697
Culver City CA Redevelopment Agency Tax
Allocation Revenue	5.375%	11/1/16 (4)	3,260	3,274
3 East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/14	2,000	2,120
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	2,005	2,362
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	16,020	18,756
East Bay CA Municipal Utility District Water
System Revenue VRDO	0.090%	3/7/13	5,000	5,000
East Bay CA Regional Park District Revenue	5.000%	9/1/28	4,415	5,173
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/26	5,245	5,969
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/27	6,220	7,121
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/28	1,000	1,116
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.080%	3/7/13	20,550	20,550
El Camino CA Community College District GO	0.000%	8/1/29	8,065	4,374
El Camino CA Community College District GO	0.000%	8/1/32	10,000	4,581
El Camino CA Community College District GO	0.000%	8/1/33	3,500	1,504
El Dorado CA Irrigation District Revenue	4.500%	3/1/19 (4)	2,000	2,314
El Dorado CA Irrigation District Revenue	4.750%	3/1/20 (4)	1,500	1,765
El Dorado CA Irrigation District Revenue	5.000%	3/1/21 (4)	2,280	2,724
El Dorado County CA Community Facilities
District No. 92-1 Special Tax Revenue	5.000%	9/1/21	2,000	2,338
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/28	1,000	1,120
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/29	800	890
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21 (2)	3,335	3,611
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/23 (2)	2,875	3,113
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/24 (2)	3,475	3,744
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/26 (2)	4,480	4,706
Fontana CA Unified School District GO	5.250%	8/1/26 (4)	4,350	5,124
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.375%	1/15/15 (14)	5,000	5,010
Fremont CA COP VRDO	0.080%	3/7/13 LOC	3,200	3,200
Fresno CA Sewer Revenue	5.000%	9/1/24 (12)	830	977
2 Fresno CA Sewer Revenue TOB VRDO	0.130%	3/7/13 (12)	5,170	5,170
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/26	1,000	1,117
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/32	1,600	1,748
3 Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/33	2,400	2,701

Golden State Tobacco Securitization Corp.
California	5.000%	6/1/13 (Prere.)	1,930	1,954
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	7,530	7,633
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	5,000	5,069
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	53,600	54,438
Golden State Tobacco Securitization Corp.
California	7.800%	6/1/13 (Prere.)	25,170	25,662
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	31,715	29,679
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/30 (2)	5,865	5,920
Golden State Tobacco Securitization Corp.
California	5.300%	6/1/37	15,000	13,612
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	1,735
Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	3,480
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/25 (12)	14,010	8,942
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/28 (12)	21,875	11,697
Huntington Beach CA Union High School District
GO	5.000%	8/1/27 (4)	3,530	3,736
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/26	1,500	1,736
Inland Empire Tobacco Securitization Authority
California Revenue	4.625%	6/1/21	8,295	8,004
Intermodal Container Transfer Facility Joint
Power Authority California Revenue (Union
Pacific Railroad Co.)	5.125%	11/1/13 (2)	1,870	1,928
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.080%	3/1/13 LOC	1,300	1,300
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.080%	3/1/13 LOC	15,926	15,926
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.080%	3/1/13 LOC	2,335	2,335
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.080%	3/1/13 LOC	20,000	20,000
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/18	1,350	1,523
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/19	2,000	2,260
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/20	1,000	1,127
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/21	1,750	1,973
Irvine CA Reassessment District No. 12-1
Improvement Revenue	5.000%	9/2/23	400	474
Irvine CA Reassessment District No. 85-7A
Improvement Revenue VRDO	0.080%	3/1/13 LOC	5,500	5,500
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/25 (2)	8,645	9,295
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/14	2,000	2,082
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/15	1,750	1,866
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/16	2,500	2,728
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/17	1,110	1,269
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/18	3,255	3,776

Kaweah CA Delta Health Care District Revenue	5.000%	6/1/19	3,415	3,992
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/20	1,585	1,862
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/21	1,755	2,062
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/22	3,950	4,638
Kings River Conservation District California COP	5.000%	5/1/13	2,315	2,333
Kings River Conservation District California COP	5.000%	5/1/14	3,500	3,668
Kings River Conservation District California COP	5.000%	5/1/15 (ETM)	2,590	2,851
Kings River Conservation District California COP	5.000%	5/1/15	1,755	1,899
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/18	8,665	9,085
Long Beach CA Community College District GO	0.000%	6/1/29 (4)	6,380	3,246
Long Beach CA Finance Authority Lease
Revenue	6.000%	11/1/17 (2)	2,775	2,930
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	3,000	3,471
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.604%	11/15/25	16,845	15,009
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.624%	11/15/26	10,025	8,868
Long Beach CA Unified School District GO	5.000%	8/1/29	7,760	9,187
Long Beach CA Unified School District GO	5.000%	8/1/30	5,000	5,887
Los Angeles CA Community College District GO	5.000%	8/1/21 (4)	10,000	11,068
Los Angeles CA Community College District GO	5.000%	8/1/24	6,500	7,617
Los Angeles CA Community College District GO	5.000%	8/1/25	5,000	5,837
Los Angeles CA Community College District GO	5.500%	8/1/25	5,000	6,117
Los Angeles CA Community College District GO	5.000%	8/1/27	4,250	4,952
Los Angeles CA Community College District GO	5.000%	8/1/27	6,960	8,303
Los Angeles CA Community College District GO	5.000%	8/1/31 (4)	5,000	5,598
Los Angeles CA Community College District GO	5.000%	8/1/32 (4)	5,000	5,673
2 Los Angeles CA Community College District GO
TOB VRDO	0.100%	3/7/13	5,200	5,200
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/13 (ETM)	10,500	10,608
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	1,000	1,253
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	1,420	1,755
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	4,000	4,619
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	1,700	2,086
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,500	1,835
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/25	3,000	3,493
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	4,000	4,692
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	10,000	11,899
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	5,033
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	10,000	11,834
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,835	2,100
Los Angeles CA Department of Water & Power
Revenue	4.000%	1/1/16	9,075	9,892

Los Angeles CA Department of Water & Power
Revenue	5.000%	1/1/16	8,300	9,301
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	10,000	12,494
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	1,000	1,270
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23 (4)	20,605	22,809
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	5,605	7,026
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	1,335	1,578
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	2,770	3,281
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	5,000	6,167
3 Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	10,000	12,356
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,000	2,343
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,500	1,839
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,350	2,737
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	1,655	1,903
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	5,000	5,854
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	2,000	2,296
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,670	1,917
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	1,940	2,197
2 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.110%	3/1/13	5,360	5,360
2 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.110%	3/1/13	6,000	6,000
2 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.100%	3/7/13	5,000	5,000
Los Angeles CA Department of Water & Power
Revenue VRDO	0.080%	3/7/13	4,100	4,100
Los Angeles CA Department of Water & Power
Revenue VRDO	0.090%	3/7/13	8,300	8,300
Los Angeles CA Department of Water & Power
Revenue VRDO	0.090%	3/7/13	1,600	1,600
Los Angeles CA Department of Water & Power
Revenue VRDO	0.100%	3/7/13	7,300	7,300
Los Angeles CA GO	5.000%	9/1/14 (Prere.)	4,055	4,344
Los Angeles CA GO	5.000%	9/1/22	10,000	12,434
Los Angeles CA GO	5.000%	9/1/28	5,850	6,891
Los Angeles CA GO	5.000%	9/1/29	5,850	6,862
Los Angeles CA GO	5.000%	9/1/30	5,850	6,828
Los Angeles CA Harbor Department Revenue	5.000%	8/1/23	2,250	2,746
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25	3,795	4,565
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Figueroa Plaza)	5.000%	8/1/14 (Prere.)	345	368

Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Figueroa Plaza)	5.000%	8/1/28 (14)(3)	8,635	9,116
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/21 (14)	10,830	11,966
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/22 (14)	6,500	7,121
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/23 (14)	14,700	16,021
Los Angeles CA TRAN	2.000%	6/27/13	34,000	34,208
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	3,000	3,050
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	5,000	5,083
Los Angeles CA Unified School District GO	5.000%	7/1/13 (4)	4,650	4,727
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	3,900	3,965
Los Angeles CA Unified School District GO	6.000%	7/1/13 (3)	3,745	3,818
Los Angeles CA Unified School District GO	5.000%	7/1/14 (ETM)	5,000	5,321
Los Angeles CA Unified School District GO	5.000%	7/1/14	5,000	5,315
Los Angeles CA Unified School District GO	6.000%	7/1/14 (3)	1,440	1,549
Los Angeles CA Unified School District GO	5.000%	7/1/15	6,350	7,021
Los Angeles CA Unified School District GO	5.000%	7/1/16 (3)	2,000	2,290
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	3,515	4,145
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	2,800	3,354
Los Angeles CA Unified School District GO	5.000%	7/1/18 (2)	4,000	4,555
Los Angeles CA Unified School District GO	5.000%	7/1/18	8,360	10,107
Los Angeles CA Unified School District GO	5.000%	7/1/18 (2)	5,000	5,918
Los Angeles CA Unified School District GO	5.000%	7/1/19 (3)	5,000	5,314
Los Angeles CA Unified School District GO	5.000%	7/1/19 (3)	5,000	5,683
Los Angeles CA Unified School District GO	5.000%	7/1/20 (2)	14,135	16,036
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	9,000	10,211
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	5,000	5,683
Los Angeles CA Unified School District GO	5.000%	7/1/21 (2)	15,940	18,056
Los Angeles CA Unified School District GO	5.000%	7/1/22 (2)	16,760	18,937
Los Angeles CA Unified School District GO	4.500%	7/1/23 (4)	30,825	34,935
Los Angeles CA Unified School District GO	5.000%	7/1/23 (2)	6,000	6,973
Los Angeles CA Unified School District GO	5.000%	7/1/23 (4)	12,975	15,115
Los Angeles CA Unified School District GO	5.000%	7/1/24 (4)	17,210	20,001
Los Angeles CA Unified School District GO	5.000%	7/1/25	7,000	8,574
Los Angeles CA Unified School District GO	5.000%	7/1/25 (2)	10,235	11,479
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,929
Los Angeles CA Unified School District GO	4.500%	7/1/26 (2)	10,000	11,160
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	6,769
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	10,063
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,865
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	7,725	8,528
Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	10,041
Los Angeles CA Unified School District GO	5.000%	7/1/28 (2)	7,845	8,735
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,000	6,032
Los Angeles CA Unified School District GO	5.000%	7/1/30 (2)	6,485	7,197
Los Angeles CA Wastewater System Revenue	5.000%	6/1/20	3,000	3,746
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26	13,045	15,824
Los Angeles County CA Capital Asset Leasing
Corp. Revenue	6.000%	12/1/13 (2)	2,760	2,859
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	4.000%	7/1/13	3,910	3,962
3 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/15	3,300	3,637
3 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	3,250	3,712

Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/17 (4)	10,000	10,162
3 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	6,000	7,456
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	4,000	4,927
3 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	3,000	3,768
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	10,000	12,512
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	5,075	6,421
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/23	10,000	12,372
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/14 (14)	24,180	25,910
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/15 (14)	8,940	9,867
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/19 (14)	4,860	5,351
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/20 (14)	5,000	5,505
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/21	1,000	1,228
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/21 (14)	6,460	7,094
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/22	1,000	1,235
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/22 (14)	6,790	7,456
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/23	1,500	1,826
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/23 (14)	2,175	2,382
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/24	1,515	1,826
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24 (14)	3,095	3,390
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/25	1,325	1,582
Los Angeles County CA Public Works Financing
Authority Revenue (Regional Park & Open
Space District)	5.250%	10/1/17 (4)	1,000	1,200
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/13 (2)	2,010	1,985
Los Angeles County CA TRAN	2.000%	6/28/13	10,000	10,062
Los Angeles County CA Unified School District
GO	5.000%	7/1/21	12,500	15,740
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	10,097
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/23	1,035	1,210
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/25	2,630	3,027
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/28	1,500	1,699
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/17	15,000	17,828

Metropolitan Water District of Southern
California Revenue	5.000%	7/1/18	20,000	24,372
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/20	4,000	5,035
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,700	3,438
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30	2,000	2,425
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/30	8,585	10,367
Metropolitan Water District of Southern
California Revenue	5.000%	1/1/31	1,150	1,347
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,930	3,466
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,250	2,716
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/31	11,065	13,302
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/32	9,965	11,917
Metropolitan Water District of Southern
California Revenue PUT	2.500%	10/1/14	5,000	5,153
1 Metropolitan Water District of Southern
California Revenue PUT	0.460%	5/1/15	10,000	10,001
Metropolitan Water District of Southern
California Revenue VRDO	0.080%	3/7/13	1,500	1,500
Metropolitan Water District of Southern
California Revenue VRDO	0.100%	3/7/13	3,245	3,245
2 Metropolitan Water District of Southern
California Water Revenue TOB VRDO	0.110%	3/1/13	11,810	11,810
Modesto CA Irrigation District COP	5.000%	7/1/13 (Prere.)	3,165	3,217
Modesto CA Irrigation District COP	5.000%	10/1/21 (2)	2,030	2,247
Modesto CA Irrigation District COP	5.000%	10/1/22 (2)	2,515	2,769
Modesto CA Irrigation District COP	5.000%	10/1/23 (2)	2,645	2,901
Modesto CA Irrigation District COP	5.000%	7/1/27	3,855	4,289
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/21	1,000	1,207
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/22	1,000	1,215
Modesto CA Irrigation District Financing
Authority Revenue (Domestic Water Project)	5.125%	9/1/15 (2)	4,365	4,384
Mount Diablo CA Unified School District GO	5.000%	8/1/24	1,555	1,870
New Haven CA Unified School District GO	12.000%	8/1/15 (4)	2,905	3,693
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	5.875%	12/1/30	5,150	6,390
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) VRDO	0.100%	3/7/13 LOC	7,735	7,735
Newport Mesa CA Unified School District GO	0.000%	8/1/29	4,000	2,194
Newport Mesa CA Unified School District GO	0.000%	8/1/30	3,000	1,565
Newport Mesa CA Unified School District GO	0.000%	8/1/31	1,500	734
Newport Mesa CA Unified School District GO	0.000%	8/1/32	14,000	6,413
Northern California Gas Authority No. 1
Revenue	0.656%	7/1/13	9,845	9,832
Northern California Gas Authority No. 1
Revenue	0.806%	7/1/17	23,385	22,674
Northern California Power Agency Capital
Facilities Revenue	5.000%	8/1/20	1,000	1,184
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/16	1,745	1,987

Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/17	3,290	3,845
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/19	1,500	1,815
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20	3,500	4,172
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/21	2,500	2,945
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/22	3,395	3,960
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28	5,000	5,917
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/29	3,000	3,528
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/30	1,605	1,880
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/31	1,600	1,863
Oakland CA GO	5.000%	1/15/31	3,000	3,380
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/23 (12)	5,000	5,656
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/24 (12)	3,695	4,126
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/25 (12)	5,405	5,999
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/26 (12)	4,190	4,630
Oakland CA Joint Powers Financing Authority
Lease Revenue (Convention Center)	5.500%	10/1/13 (2)	1,500	1,535
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	9/1/13 (14)	3,990	4,003
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	9/1/15 (14)	3,790	3,804
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	9/1/16 (14)	6,210	6,231
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/20 (2)	12,870	13,233
Oakland CA Unified School District GO	5.000%	8/1/19 (4)	13,425	14,862
Ohlone CA Community College District GO	5.000%	8/1/22	750	954
Ohlone CA Community College District GO	5.000%	8/1/23	1,500	1,883
Ohlone CA Community College District GO	5.000%	8/1/31	1,770	2,059
Orange County CA Airport Revenue	5.000%	7/1/17 (4)	1,725	1,754
Orange County CA Development Agency Tax
Allocation Revenue	5.250%	9/1/14 (14)	1,415	1,420
Orange County CA Development Agency Tax
Allocation Revenue	5.250%	9/1/15 (14)	1,485	1,489
Orange County CA Development Agency Tax
Allocation Revenue	5.375%	9/1/16 (14)	1,570	1,574
Orange County CA Water District COP	5.000%	8/15/29	6,925	8,051
Palm Springs CA Unified School District GO	5.000%	8/1/28	1,000	1,181
Palm Springs CA Unified School District GO	5.000%	8/1/29	1,500	1,767
Palm Springs CA Unified School District GO	5.000%	8/1/30	1,500	1,760
Palm Springs CA Unified School District GO	5.000%	8/1/31	1,500	1,752
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/19	1,000	1,099
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/20	250	273

Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/21	400	434
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/27	1,000	1,126
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	11,374
Palomar Pomerado Health California COP	6.625%	11/1/29	5,000	5,693
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	3,000	2,208
Pasadena CA Unified School District GO	5.000%	5/1/30	3,695	4,411
Pasadena CA Unified School District GO	5.000%	5/1/31	1,500	1,783
Pasadena CA Unified School District GO	5.000%	5/1/32	2,000	2,359
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/20 (2)	2,460	1,905
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/25 (2)	2,930	1,670
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	9,680	12,816
Port of Oakland CA Revenue	5.000%	11/1/20 (14)	4,825	5,476
Port of Oakland CA Revenue	5.000%	11/1/26 (14)	9,800	10,708
Poway CA Unified School District GO	4.000%	9/1/16	250	271
Poway CA Unified School District GO	0.000%	8/1/17	2,000	1,885
Poway CA Unified School District GO	4.000%	9/1/17	250	274
Poway CA Unified School District GO	0.000%	8/1/18	4,565	4,157
Poway CA Unified School District GO	4.000%	9/1/18	450	497
Poway CA Unified School District GO	0.000%	8/1/19	5,425	4,761
Poway CA Unified School District GO	5.000%	9/1/19	1,000	1,160
Poway CA Unified School District GO	0.000%	8/1/20	3,280	2,752
Poway CA Unified School District GO	5.000%	9/1/20	620	723
Poway CA Unified School District GO	5.000%	9/1/21	325	379
Poway CA Unified School District GO	5.000%	9/1/22	460	535
Poway CA Unified School District GO	5.000%	9/1/23	1,575	1,788
Poway CA Unified School District GO	5.000%	8/1/26	5,125	6,152
Poway CA Unified School District GO	5.000%	9/1/26	1,000	1,112
Poway CA Unified School District GO	0.000%	8/1/28	9,070	4,901
Poway CA Unified School District GO	5.000%	9/1/29	1,210	1,323
Poway CA Unified School District GO	5.000%	9/1/30	2,570	2,793
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/15/22	435	465
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,000	1,108
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	1,000	1,102
Rancho Cucamonga CA Redevelopment
Agency Tax Allocation Revenue (Rancho
Redevelopment Project)	5.000%	9/1/15 (2)	2,835	3,016
Rancho Cucamonga CA Redevelopment
Agency Tax Allocation Revenue (Rancho
Redevelopment Project)	5.000%	9/1/16 (2)	5,100	5,410
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/27	12,000	12,595
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/25 (2)	3,350	1,937
Rio Hondo CA Community College District GO	0.000%	8/1/31	2,000	895
Riverside CA Electric Revenue	5.000%	10/1/24 (4)	1,000	1,135
Riverside CA Electric Revenue	5.000%	10/1/25 (4)	2,000	2,262

Riverside CA Electric Revenue	5.000%	10/1/26 (4)	2,500	2,810
Riverside CA Electric Revenue	5.000%	10/1/27 (4)	3,570	3,989
2 Riverside CA Electric Revenue TOB VRDO	0.110%	3/1/13	4,695	4,695
Riverside CA Electric Revenue VRDO	0.100%	3/7/13 LOC	12,200	12,200
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/19	1,220	1,410
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/20	1,280	1,489
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/23	1,410	1,634
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/25	1,555	1,764
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/26	1,615	1,817
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/27	1,710	1,915
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/15	3,000	3,275
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/19	3,660	4,307
Riverside County CA Teeter Notes	2.000%	10/16/13	10,000	10,113
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.090%	3/7/13	10,210	10,210
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.100%	3/7/13	6,500	6,500
Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	4,992
Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	1,988
Roseville CA Electric System Revenue	5.000%	2/1/30	6,120	6,880
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	4,180	4,722
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/19	10,000	11,386
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	2,000	2,274
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/17	1,250	1,449
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/18	725	859
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/19	1,155	1,386
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/20	1,250	1,535
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/21	1,000	1,239
Sacramento CA Financing Authority Lease
Revenue	5.000%	11/1/14 (14)	1,520	1,581
Sacramento CA Financing Authority Lease
Revenue	5.375%	12/1/14 (4)	1,630	1,637
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/19 (14)	12,860	14,041
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/20 (14)	13,670	14,827
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/21 (14)	7,710	8,585

Sacramento CA Municipal Utility District
Financing Authority Revenue (Cosumnes
Project)	4.750%	7/1/23 (14)	1,500	1,650
Sacramento CA Municipal Utility District
Revenue	5.000%	7/1/17 (14)	4,000	4,508
Sacramento CA Municipal Utility District
Revenue	5.250%	7/1/24 (2)	10,085	12,551
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24	2,660	3,275
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24 (4)	7,550	8,822
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	5,455	6,667
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25 (4)	15,275	17,735
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26 (4)	5,000	5,747
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/30	6,435	7,552
Sacramento CA Municipal Utility District
Revenue VRDO	0.120%	3/7/13 LOC	3,000	3,000
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/22	1,000	1,173
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/28	2,500	2,823
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/29	2,635	2,961
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/30	2,975	3,336
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/31	3,125	3,491
Sacramento CA Transportation Authority Sales
Tax Revenue	5.000%	10/1/21	2,300	2,899
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.120%	3/7/13	6,500	6,500
Sacramento County CA Airport Revenue	5.000%	7/1/23 (4)	2,000	2,330
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	2,500	2,894
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	1,785	2,017
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,421
Sacramento County CA Airport Revenue	5.000%	7/1/30	3,615	4,088
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/21 (14)	1,850	2,101
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/22 (14)	5,495	6,260
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/23 (14)	7,030	8,008
Sacramento County CA Water Financing
Authority Revenue (Agency Zones 40 & 41)	5.000%	6/1/13 (Prere.)	1,235	1,250
San Bernardino County CA Justice Center &
Airport COP	5.000%	7/1/14 (14)	5,585	5,800
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (14)	3,540	3,710
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	3,800	4,044
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	10,512
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	3,355	3,960
San Diego CA Community College District GO	5.000%	8/1/23	10,000	12,741
San Diego CA Community College District GO	5.000%	8/1/28	4,000	4,842

San Diego CA Community College District GO	5.000%	8/1/29	5,000	5,903
San Diego CA Community College District GO	5.000%	8/1/30	8,670	10,185
San Diego CA Community College District GO	5.000%	8/1/30	9,830	11,548
San Diego CA Community College District GO	5.000%	8/1/31	3,380	3,962
San Diego CA Community College District GO	5.000%	8/1/32	2,000	2,333
2 San Diego CA Community College District GO
TOB VRDO	0.120%	3/7/13	3,290	3,290
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/17	500	556
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/18	3,260	3,664
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	5.000%	9/1/20	3,470	4,152
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/24	3,000	3,572
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/25	2,000	2,397
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/27	6,000	6,975
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/27	5,000	5,973
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	1,825	2,105
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/27	4,215	4,931
San Diego CA Public Facilities Financing
Authority Water Revenue	5.125%	8/1/28	5,000	5,890
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	5,355	6,367
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/32	4,190	4,949
San Diego CA Unified School District GO	0.000%	7/1/14 (14)	3,400	3,374
San Diego CA Unified School District GO	0.000%	7/1/18 (14)	9,500	8,580
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	12,044
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	16,562
San Diego CA Unified School District GO	5.500%	7/1/23 (4)	4,210	5,505
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	5,085
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,490	9,748
San Diego CA Unified School District GO	0.000%	7/1/27	8,500	4,885
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	4,384
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	1,685
San Diego CA Unified School District GO	0.000%	7/1/30	9,985	4,898
San Diego CA Unified School District GO	0.000%	7/1/30	2,500	1,212
San Diego County CA COP	5.000%	2/1/22 (2)	2,000	2,177
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/25	9,000	10,448
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	3,000	3,457
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,000	3,437
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/23	4,285	4,928

San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/25	4,820	5,530
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.250%	2/1/26	1,140	1,318
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/27	2,420	2,750
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.500%	2/1/28	5,780	6,716
San Diego County CA Water Authority Financing
Agency Water Revenue	5.000%	5/1/27	2,000	2,408
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	5,842
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/15 (14)	6,215	6,847
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/16 (14)	7,880	9,005
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/21 (14)	6,725	8,520
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/22 (14)	7,075	9,041
2 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.110%	3/7/13	6,100	6,100
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/35	15,500	17,734
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	1,070	1,335
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	9,560	11,659
2 San Francisco CA City & County (Laguna
Honda Hospital) GO TOB VRDO	0.100%	3/7/13	2,700	2,700
San Francisco CA City & County GO	5.000%	6/15/21	7,450	9,409
San Francisco CA City & County GO	5.000%	6/15/22	2,595	3,264
San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,987
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/20 (14)	5,000	6,225
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	6,082
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	5,000	6,015
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24 (14)	10,000	11,119
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25 (14)	2,000	2,265
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/26	22,000	25,999
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27 (14)	13,075	14,560
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	7,500	8,867
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,940	6,865
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/30	6,670	7,990

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/26	2,995	3,570
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	1,000	1,192
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	10,000	11,882
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	6,530	7,813
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	2,960	3,517
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	11,000	13,275
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	10,335	12,419
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	2,705	3,187
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/31	14,015	16,683
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	5,730	6,779
San Francisco CA City & County Unified School
District GO	4.000%	6/15/30	2,470	2,631
San Francisco CA City & County Unified School
District GO	5.000%	6/15/31	7,965	9,356
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/26 (4)	15,500	7,958
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/27 (4)	15,500	7,461
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/14 (14)	5,500	5,374
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/15 (14)	1,920	1,818
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	12,951
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	7,000	4,043
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	14,750	11,003
San Jose CA Airport Revenue	5.000%	3/1/24 (2)	2,035	2,217
San Jose CA Airport Revenue	5.000%	3/1/25 (2)	3,385	3,667
San Jose CA Airport Revenue	5.000%	3/1/26 (2)	3,850	4,156
San Jose CA Financing Authority Lease
Revenue	5.000%	9/1/13 (14)	9,570	9,611
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/13 (14)	5,000	5,047
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/14 (14)	5,000	5,130
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21	1,270	1,388
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23	1,140	1,232
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	16,360	17,064
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/25 (14)	11,505	11,972
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.125%	8/1/25	570	619

San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/26	800	881
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/29	1,355	1,492
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.125%	5/1/31	4,000	4,874
San Juan CA Unified School District GO	0.000%	8/1/25 (4)	10,000	6,313
San Juan CA Unified School District GO	0.000%	8/1/26 (4)	12,215	7,350
San Marcos CA Unified School District GO	0.000%	8/1/30	2,000	955
San Marcos CA Unified School District GO	0.000%	8/1/31	2,000	895
San Marcos CA Unified School District GO	0.000%	8/1/32	2,500	1,057
San Mateo CA Union High School District GO	0.000%	9/1/13 (14)	1,715	1,713
San Mateo CA Union High School District GO	0.000%	9/1/14 (14)	1,500	1,490
San Mateo County CA Community College
District GO	0.000%	9/1/21 (14)	4,645	3,863
San Mateo County CA Community College
District GO	0.000%	9/1/22 (14)	5,675	4,460
San Mateo County CA Community College
District GO	0.000%	9/1/24 (14)	2,825	2,035
San Mateo County CA Community College
District GO	0.000%	9/1/25 (14)	4,000	2,753
San Mateo County CA Community College
District GO	5.000%	9/1/26	3,170	3,598
2 San Mateo County CA Community College
District GO TOB VRDO	0.100%	3/7/13	10,280	10,280
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/25	2,455	2,746
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/28	2,000	2,336
San Ramon Valley CA Unified School District
GO	4.000%	8/1/19	10,050	11,907
San Ramon Valley CA Unified School District
GO	4.000%	8/1/21	10,000	11,978
Santa Ana CA Community Redevelopment
Agency Tax Allocation Revenue (South Main
Street)	5.000%	9/1/18 (14)	2,685	2,715
Santa Clara CA Electric Revenue	5.250%	7/1/18 (14)	1,720	1,750
Santa Clara CA Electric Revenue	5.000%	7/1/30	1,000	1,142
Santa Clara CA Electric Revenue	5.250%	7/1/32	2,500	2,873
Santa Clara CA Unified School District GO	5.000%	7/1/28	3,775	4,410
Santa Clara CA Unified School District GO	5.000%	7/1/29	4,115	4,789
Santa Clara CA Unified School District GO	5.000%	7/1/30	4,405	5,104
Santa Clara CA Unified School District GO	5.000%	7/1/31	4,715	5,443
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/17	11,540	13,431
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/18	7,920	9,406
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/28	10,000	11,451
3 Santa Clara County CA GO	5.000%	8/1/28	8,830	10,731
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/32 (2)	4,000	4,539
Santa Clarita CA Community College District
GO	5.000%	8/1/32	5,450	6,349

Santa Monica CA Community College District
GO	0.000%	8/1/26	11,025	6,947
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	5,779
Santa Rosa CA Wastewater Revenue	5.000%	9/1/29	2,870	3,391
Santa Rosa CA Wastewater Revenue	5.000%	9/1/30	3,055	3,590
Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	1,823
Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,900	1,647
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/29	2,125	2,323
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	2,665	2,868
Solano County CA COP	5.000%	11/1/17 (14)	4,110	4,758
Solano County CA COP	5.000%	11/1/18 (14)	3,810	4,363
Solano County CA COP	5.000%	11/1/19 (14)	3,995	4,530
Solano County CA COP	5.000%	11/1/20 (14)	4,195	4,717
Solano County CA COP	5.000%	11/1/21 (14)	4,405	4,919
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue	5.000%	3/1/21	1,750	2,202
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue	5.000%	3/1/22	3,000	3,804
South Orange County CA Public Financing
Authority Special Tax Revenue (Portola
Hills/Lomas Laguna)	5.250%	8/15/13 (2)	2,290	2,296
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/31 (14)	13,255	13,733
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	11,755
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,872
Southern California Public Power Authority
Revenue	5.000%	7/1/30	10,750	12,587
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/23	4,175	4,978
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.250%	7/1/27	6,950	8,222
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/28	3,500	4,114
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/29	2,500	2,936
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/30	2,500	2,927
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/28	5,000	5,878
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/29	5,000	5,872
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/18	1,040	1,184
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/23	5,250	6,117
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,862
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/25	7,000	8,250
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/26	2,500	2,959

Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,880
2 Sweetwater CA Unified School District GO TOB
VRDO	0.130%	3/7/13 (13)	3,300	3,300
3 Temecula Valley CA Unified School District GO	0.000%	8/1/32	2,000	1,538
2 Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) TOB VRDO	0.100%	3/7/13	2,000	2,000
Tulare County CA COP	5.000%	8/15/15 (14)	6,460	7,075
Turlock CA Irrigation District Revenue	5.000%	1/1/21	3,805	4,518
Turlock CA Irrigation District Revenue	5.000%	1/1/22	5,415	6,336
Turlock CA Irrigation District Revenue	5.000%	1/1/28	7,020	7,854
Turlock CA Irrigation District Revenue	5.000%	1/1/29	6,400	7,160
Turlock CA Irrigation District Revenue	5.000%	1/1/30	7,770	8,664
University of California Regents Medical Center
Revenue	5.000%	5/15/19 (14)	5,075	5,628
University of California Regents Medical Center
Revenue	5.000%	5/15/20 (14)	5,065	5,589
University of California Regents Medical Center
Revenue	5.000%	5/15/25	19,385	21,953
University of California Regents Medical Center
Revenue	5.000%	5/15/26	10,095	11,353
University of California Regents Medical Center
Revenue	4.750%	5/15/31 (14)	2,300	2,482
University of California Regents Medical Center
Revenue VRDO	0.070%	3/1/13	1,500	1,500
University of California Revenue	4.750%	5/15/13 (Prere.)	21,320	21,743
University of California Revenue	5.000%	5/15/15 (Prere.)	1,185	1,318
University of California Revenue	5.000%	5/15/15 (Prere.)	555	617
University of California Revenue	5.000%	5/15/15 (Prere.)	240	267
University of California Revenue	5.000%	5/15/17 (4)	19,435	21,598
University of California Revenue	5.000%	5/15/18 (4)	9,445	10,474
University of California Revenue	5.000%	5/15/19 (4)	4,035	4,470
University of California Revenue	5.000%	5/15/20 (4)	30,900	34,229
University of California Revenue	5.000%	5/15/21 (4)	14,915	16,522
University of California Revenue	5.000%	5/15/22	5,420	6,760
University of California Revenue	5.750%	5/15/25	3,000	3,676
University of California Revenue	5.000%	5/15/26 (14)	10,000	11,278
University of California Revenue	5.000%	5/15/27	10,900	13,078
University of California Revenue	5.000%	5/15/28	11,680	13,960
University of California Revenue	5.000%	5/15/32	14,020	16,534
2 University of California Revenue TOB VRDO	0.110%	3/1/13	12,795	12,795
2 University of California Revenue TOB VRDO	0.110%	3/1/13	3,200	3,200
2 University of California Revenue TOB VRDO	0.110%	3/7/13	12,500	12,500
2 University of California Revenue TOB VRDO	0.140%	3/7/13	7,299	7,299
Upland CA Community Facilities District No.
2003-2 Improvement Area No. 1 Special Tax
Revenue	5.000%	9/1/31	1,110	1,196
Ventura County CA Community College District
GO	5.000%	8/1/16 (14)	360	367
Ventura County CA Community College District
GO	5.000%	8/1/17 (14)	270	276
Ventura County CA Community College District
GO	5.000%	8/1/24	1,210	1,482
Ventura County CA Community College District
GO	5.000%	8/1/25	1,915	2,331
Ventura County CA Community College District
GO	5.000%	8/1/27	2,205	2,638

Ventura County CA Community College District
GO	0.000%	8/1/28	15,000	8,106
3 Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,200	1,441
3 Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	2,000	2,294
3 Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	1,250	1,430
Vista CA Unified School District GO	5.000%	8/1/23	2,500	3,088
Vista CA Unified School District GO	5.000%	8/1/24	5,000	6,096
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	2,000	2,227
Washington Township CA Health Care District
Revenue	6.000%	7/1/29	1,000	1,166
West Basin CA Municipal Water District
Revenue	5.000%	8/1/22	2,000	2,485
West Basin CA Municipal Water District
Revenue	5.000%	8/1/23	1,500	1,823
West Contra Costa CA Unified School District
GO	6.000%	8/1/26	5,000	6,594
Westlands CA Water District Revenue	5.000%	9/1/21 (4)	750	920
Westlands CA Water District Revenue	5.000%	9/1/22 (4)	750	924
Westlands CA Water District Revenue	5.000%	9/1/23 (4)	1,705	2,093
Westlands CA Water District Revenue	5.000%	9/1/24 (4)	1,000	1,216
Westlands CA Water District Revenue	5.000%	9/1/25 (4)	1,250	1,506
William S. Hart CA Union High School District
GO	5.000%	9/1/24	1,425	1,761
William S. Hart CA Union High School District
GO	5.000%	9/1/25	1,735	2,130
William S. Hart CA Union High School District
GO	5.000%	9/1/26	1,085	1,319
William S. Hart CA Union High School District
GO	5.000%	9/1/27	1,500	1,807
				7,008,983
Puerto Rico (0.1%)
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/13 (ETM)	660	672
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/21 (3)	5,000	5,385
Puerto Rico Municipal Finance Agency GO	5.000%	7/1/14 (11)	1,360	1,414
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/16 (11)	1,400	1,530
				9,001
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/15	2,200	2,321

Total Tax-Exempt Municipal Bonds (Cost $6,508,929)				7,020,305
Total Investments (100.1%) (Cost $6,508,929)				7,020,305
Other Assets and Liabilities-Net (-0.1%)				(7,035)
Net Assets (100%)				7,013,270

1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the aggregate value of these securities was $208,324,000, representing 3.0% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 28, 2013.

California Intermediate-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such

California Intermediate-Term Tax-Exempt Fund

factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2013, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. At February 28, 2013, the cost of investment securities for tax purposes was $6,512,100,000. Net unrealized appreciation of investment securities for tax purposes was $508,205,000, consisting of unrealized gains of $514,385,000 on securities that had risen in value since their purchase and $6,180,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 18, 2013
VANGUARD CALIFORNIA TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 18, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.